UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2006




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA CORNERSTONE STRATEGY FUND - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2006

[LOGO OF USAA]
   USAA(R)

                           USAA CORNERSTONE
                                 STRATEGY Fund

                                    [GRAPHIC OF USAA CORNERSTONE STRATEGY FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2006

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-8448.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

FUND RECOGNITION                                                             9

INVESTMENT OVERVIEW                                                         10

SHAREHOLDER VOTING RESULTS                                                  15

FINANCIAL INFORMATION

   Portfolio of Investments                                                 16

   Notes to Portfolio of Investments                                        67

   Financial Statements                                                     72

   Notes to Financial Statements                                            75

EXPENSE EXAMPLE                                                             91

SUBADVISORY AGREEMENT                                                       93

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                     "

                                     SO WHAT DOES 2007 HAVE IN STORE?
                                   THE MARKETS' LONG-TERM PERFORMANCE IS
[PHOTO OF CHRISTOPHER W. CLAUS]   LIKELY TO REST ON FOUR PILLARS - INTEREST
                                     RATES, INFLATION, ECONOMIC ACTIVITY,
                                           AND CORPORATE EARNINGS.

                                                     "

                                                                   December 2006
--------------------------------------------------------------------------------

         As one year ends and another begins, it can be worthwhile to review what happened and what opportunities and risks may lie ahead. Overall, 2006 saw surprisingly strong performance from the equity market. Although stocks experienced a normal (yet painful) correction during May and June, they rebounded during the latter half of the year. For the majority of 2006, however, the driving force in the equity markets was a "junk" rally in which many low-quality companies outperformed higher-quality companies. This phenomenon is not likely to continue. In the bond market, longer-term interest rates fell below short-term rates (creating an inverted yield curve), signaling the markets' belief that the Federal Reserve Board (the Fed) would cut short-term rates in the future.

         In the wider world, hostilities continued in the Middle East, and U.S. midterm elections led to a changing of the guard in Congress. Despite predictions of major storms, the hurricane season was tame, which helped reduce the cost of oil. The dollar declined relative to the world's other major currencies, such as the euro, the yen, and the pound. And while U.S. economic growth slowed, the global economy continued to expand.

         So what does 2007 have in store? The markets' long-term performance is likely to rest on four pillars - interest rates, inflation, economic activity, and corporate earnings. As of this writing, the Fed is on hold, and Fed governors are weighing the need for another rate increase. In the past, the Fed has raised rates too high and caused a recession, but this time, Chairman Ben Bernanke seems to be waiting to see if the lagging effects of previous rate increases and a slowdown in housing and manufacturing activity can curb inflation and keep it at 2% or less.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The markets appear to believe the Fed can engineer a soft landing - where inflation moderates and economic activity is neither too low nor too high but "just right." If this "Goldilocks" scenario occurs, both the fixed-income and equity markets could have another solid year. Even so, investors can expect some periods of volatility that may test their patience and challenge their tolerance for risk.

         The U.S. economy is on a sound footing and has the potential to sustain a growth rate of 2% to 2.5%. The global economic outlook remains positive, especially in Europe and Asian-Pacific countries. Precious metals and minerals, particularly gold, have the potential to perform well because of strong demand and the weakness of the U.S. dollar. (The value of the dollar and the price of gold tend to move in opposite directions.)

         Whatever happens in 2007, we will continue working in your best interests. We will maintain our focus on quality and will seek out investment opportunities that add value while evaluating the risks that could affect them.

         From all of us, thank you for your business and the opportunity to serve your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

         Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall. o Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

USAA Investment Management Company
   ARNOLD J. ESPE, CFA
   Bonds and Money Market Instruments

   MARK W. JOHNSON, CFA
   Precious Metals and Minerals,
   Real Estate Securities

   RON SWEET, CFA, CPA
   Exchange-Traded Funds

Batterymarch Financial Management, Inc.
   (U.S. and International Stocks)
   THOMAS LINKAS, CFA

   CHARLES F. LOVEJOY, CFA

MFS Investment Management
   (International Stocks)
   DAVID R. MANNHEIM

   MARCUS L. SMITH

Credit Suisse Asset Management, LLC
   (U.S. Stocks)
   JOSEPH CHERIAN, CFA

   WILLIAM WENG

   TODD JABLONSKI, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

              For the six months ended November 30, 2006, the USAA Cornerstone Strategy Fund had a total return of 9.55%. This compares to a total return of 7.46% for the Lipper Global Flexible Funds Index and 11.32% for the S&P 500 Index.

              In August 2006, Ron Sweet began managing a portion of the Fund's investments in exchange-traded funds following the retirement of Stuart Wester. Mr. Sweet has been with USAA for 20 years and is currently vice president of equity investments for USAA Investment Management Company.

WHAT LED TO THE FUND'S STRONG PERFORMANCE?

              The Fund had overweight exposure to international stocks, which proved beneficial as international markets outperformed their U.S. counterparts. Additionally, the Fund's two active managers of international stocks, MFS Investment Management (MFSIM) and Batterymarch Financial Management, Inc. (Batterymarch), turned in solid performance relative to their

              PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

              REFER TO PAGE 12 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

              respective benchmarks. It should be noted that MFSIM manages an international portfolio with no U.S. stocks, and its benchmark is the Morgan Stanley Capital International-Europe, Far East and Australasia (MSCI-EAFE) Index. Batterymarch manages a global portfolio for the Fund that includes U.S. stocks, and its benchmark is the MSCI World Index. We also had good performance in the bonds portion of the Fund.

              The U.S. stocks portion continued to detract from performance. During the period, the Fund's Board of Trustees (the Board) approved a restructuring of the U.S. stocks portion of the Fund. It was the Board's view that the three subadvisers of the U.S. stocks portion were not equipped to adjust their asset allocation quickly in response to changing market conditions. On October 2, Credit Suisse Asset Management, LLC (Credit Suisse) was hired to implement its quantitative U.S. stocks strategy for the Fund, replacing the prior three subadvisers.

WHAT LED TO THE STRONG PERFORMANCE IN THE GLOBAL PORTFOLIO MANAGED BY BATTERYMARCH?

              It was stock selection, particularly in the non-bank financials, telecommunications services, consumer staples, and banking sectors relative to the MSCI World Index. Leading contributors included Hon Hai Precision Industry Co., Ltd. GDR, the Taiwanese manufacturing giant, and two U.S. companies, copper producer Phelps Dodge Corp. and food retailer Safeway, Inc. The Batterymarch portion is managed on a sector-neutral basis across 11 global sectors.

              THE MSCI-EAFE INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE MOVEMENTS OF STOCK MARKETS IN EUROPE, AUSTRALASIA, AND THE FAR EAST BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET.

              THE MSCI WORLD INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE MOVEMENTS OF WORLD STOCK MARKETS BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET.

              YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-66.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT LED TO THE STRONG PERFORMANCE IN THE INTERNATIONAL STOCKS PORTFOLIO MANAGED BY MFSIM?

              It was stock selection in the retail, technology, and consumer staples sectors relative to the MSCI-EAFE Index. In retail, holdings in U.K.-based retail giant Tesco plc and the Hong Kong-based logistics company Li & Fung Ltd. were the best relative performers in this portion of the Fund. In technology, Nintendo Co. Ltd. (Japan) benefited from its release of the Wii game console amid the general upswing in the video-game cycle. In consumer staples, one of MFSIM's largest holdings in the Fund, Reckitt Benckiser plc (U.K.), continued to deliver solid performance.

WHAT ABOUT THE BONDS PORTION OF THE FUND?

              Relative performance was good due to a fairly aggressive interest-rate posture, which proved beneficial as longer-term rates continued to fall. The Fund also benefited from an overweight position in corporate bonds, with an emphasis on financials, utilities, and commercial mortgage-backed securities. Individual security selection was a key contributor in this portion of the Fund, aided by a team of experienced bond analysts. Our focus is on bonds that we view as having lower event risk in terms of potential leveraged buyouts, which are a concern given the large amount of private equity money seeking investment.

WHAT'S YOUR ASSET ALLOCATION STRATEGY MOVING FORWARD?

              For 2007, we anticipate moderate economic growth of 2% in the United States, with moderating inflation. We believe the Federal Reserve Board may have gotten it right, reining in the economy and inflation, leading to a soft landing. We expect overseas economies as a group to be stronger than the United States.

              The U.S. stock market appears attractive. Thanks to remarkable corporate earnings growth, we believe valuations are still reasonable.

 . . . C O N T I N U E D
========================--------------------------------------------------------

              We also believe that stocks today are a better value than bonds, especially from an earnings yield perspective. However, we are cognizant that volatility in the stock market is at an all-time low, and history shows that when volatility rises from low levels, it is usually due to a sharp drop in the stock market. Since bonds provide a good degree of protection in a slowing economy, we intend to keep a significant weighting in bonds.

              Within the U.S. equity market, we note that value and small-cap stocks have outperformed significantly since the end of the bull market in 2000. This has led, in our opinion, to very attractive valuations for large-cap growth stocks. Growth stocks tend to outperform value stocks when economic growth is slow and the yield curve is flat, as it is today. That's because investors put more of a premium on earnings growth when it is harder to come by. In terms of small caps, we think the asset class has high relative valuations, but in the soft landing we forecast, the continued glut of global liquidity could lead to a continuation of good performance by small caps. In the U.S. allocation, we are significantly overweight in large-cap growth stocks, slightly underweight in large-cap value stocks, and neutral to slightly underweight in small- and mid-cap stocks.

              For some time, we have carried an overweight position in overseas stocks, largely as a result of much better valuations and improving economic and corporate performance overseas. However, the huge valuation gap has closed, leading us to take profits and bring our international exposure down from overweight to neutral.

HOW DID THE PRECIOUS METALS AND MINERALS AND REAL ESTATE SECURITIES PORTION OF THE FUND PERFORM?

              We have taken profits on all of our real estate securities. After seven years of very strong performance, real estate investment trusts (REITs) appear to us to be extremely overvalued. We will continue to have a small allocation to precious metals and minerals given gold's value as a portfolio diversifier and a hedge against inflation.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

DO YOU ANTICIPATE ANY MORE STRUCTURAL CHANGES TO THE FUND?

              No. We believe that the quantitative approach to the U.S. stocks portion of the Fund is a long-term adjustment and that the current structure will allow our asset allocation decisions to flow through to performance. Of course, we always have to be ready to learn from experience and be open to new opportunities.

              From everyone at USAA IMCO, Batterymarch, MFSIM, and Credit Suisse, thank you for your confidence and investment in the Fund.

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

                         USAA CORNERSTONE STRATEGY FUND

--------------------------------------------------------------------------------
                         OVERALL MORNINGSTAR RATING(TM)
                      out of 805 moderate allocation funds
                    for the period ending November 30, 2006:

                                 OVERALL RATING
                                 *   *   *   *

                3-YEAR               5-YEAR               10-YEAR
               * * * *              * * * * *              * * *
           out of 805 funds     out of 618 funds      out of 326 funds

  The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year
      (if applicable) Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

10

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CORNERSTONE STRATEGY FUND (Ticker Symbol: USCRX)

OBJECTIVE
--------------------------------------------------------------------------------

              Achieve a positive, inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving purchasing power of shareholders' capital.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

              Using preset target ranges, the Fund's strategy is to invest its assets mostly in stocks (divided into the categories of U.S., international, real estate, and precious metals and minerals) and, to a much lesser extent, in bonds and money market instruments.

--------------------------------------------------------------------------------
                                           11/30/06                 5/31/06
--------------------------------------------------------------------------------
Net Assets                             $1,892.2 Million         $1,712.1 Million
Net Asset Value Per Share                   $29.03                   $26.50

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/06
--------------------------------------------------------------------------------

5/31/06 TO 11/30/06*            1 YEAR            5 YEARS            10 YEARS
       9.55%                     13.89%             8.71%              6.65%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

              THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

              TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                        LIPPER GLOBAL FLEXIBLE     USAA CORNERSTONE
                      S&P 500 INDEX          FUNDS INDEX             STRATEGY FUND
                      -------------     ----------------------     ----------------
11/30/96               $10,000.00            $10,000.00               $10,000.00
12/31/96                 9,801.91             10,014.18                10,184.75
01/31/97                10,413.95             10,199.58                10,337.96
02/28/97                10,495.71             10,258.46                10,387.75
03/31/97                10,065.26             10,090.78                10,226.88
04/30/97                10,665.61             10,189.46                10,288.17
05/31/97                11,317.68             10,617.88                10,709.50
06/30/97                11,820.83             10,915.34                11,096.36
07/31/97                12,761.15             11,364.24                11,616.14
08/31/97                12,046.79             11,038.14                11,269.81
09/30/97                12,706.17             11,508.47                11,914.71
10/31/97                12,282.30             11,100.39                11,608.18
11/30/97                12,850.41             11,134.94                11,655.95
12/31/97                13,070.94             11,230.46                11,777.86
01/31/98                13,215.37             11,257.87                11,773.67
02/28/98                14,167.97             11,765.45                12,185.01
03/31/98                14,892.90             12,160.25                12,571.17
04/30/98                15,045.41             12,267.51                12,617.34
05/31/98                14,787.16             12,162.45                12,545.98
06/30/98                15,387.36             12,152.92                12,474.63
07/31/98                15,224.74             12,034.09                12,188.06
08/31/98                13,025.13             10,702.55                10,924.37
09/30/98                13,860.24             10,873.87                11,137.89
10/31/98                14,985.91             11,441.66                11,517.00
11/30/98                15,893.80             11,953.97                11,848.17
12/31/98                16,809.08             12,240.19                12,014.50
01/31/99                17,511.72             12,385.53                12,000.81
02/28/99                16,967.55             12,084.31                11,676.83
03/31/99                17,646.22             12,477.80                11,786.35
04/30/99                18,329.56             13,148.13                12,543.81
05/31/99                17,897.21             12,938.68                12,452.55
06/30/99                18,887.75             13,418.30                12,662.45
07/31/99                18,300.55             13,409.07                12,529.38
08/31/99                18,209.96             13,361.91                12,394.45
09/30/99                17,711.36             13,288.88                12,225.79
10/31/99                18,831.67             13,558.32                12,380.00
11/30/99                19,214.46             14,034.34                12,490.83
12/31/99                20,344.57             14,978.04                12,991.57
01/31/00                19,322.53             14,672.00                12,621.52
02/29/00                18,957.15             15,488.28                12,511.51
03/31/00                20,810.51             15,413.04                13,281.60
04/30/00                20,184.63             14,897.17                13,166.59
05/31/00                19,770.84             14,663.19                13,136.58
06/30/00                20,257.77             15,188.80                13,406.62
07/31/00                19,941.34             15,001.24                13,299.02
08/31/00                21,179.28             15,512.87                13,578.35
09/30/00                20,061.44             15,055.20                13,216.26
10/31/00                19,976.21             14,763.43                13,097.29
11/30/00                18,402.57             14,193.00                12,859.34
12/31/00                18,492.85             14,767.55                13,348.33
01/31/01                19,148.57             14,958.46                13,583.61
02/28/01                17,403.69             14,204.12                13,076.45
03/31/01                16,301.77             13,503.46                12,637.26
04/30/01                17,567.58             14,192.00                13,259.45
05/31/01                17,685.44             14,083.44                13,212.39
06/30/01                17,255.15             13,877.61                13,008.48
07/31/01                17,085.22             13,681.14                13,039.85
08/31/01                16,016.73             13,343.28                12,736.60
09/30/01                14,723.44             12,463.54                11,852.98
10/31/01                15,004.37             12,758.06                11,968.01
11/30/01                16,155.01             13,218.99                12,543.14
12/31/01                16,296.62             13,235.27                12,718.41
01/31/02                16,058.93             13,149.66                12,511.70
02/28/02                15,749.16             13,041.78                12,582.42
03/31/02                16,341.55             13,404.06                13,006.73
04/30/02                15,351.23             13,223.47                12,832.65
05/31/02                15,238.53             13,379.00                12,821.77
06/30/02                14,153.47             12,875.15                12,364.82
07/31/02                13,050.47             12,113.00                11,663.08
08/31/02                13,135.91             12,173.27                11,755.56
09/30/02                11,709.72             11,424.46                11,086.45
10/31/02                12,739.24             11,905.44                11,494.44
11/30/02                13,488.32             12,383.21                11,973.15
12/31/02                12,696.32             12,068.25                11,668.45
01/31/03                12,364.36             11,876.94                11,342.46
02/28/03                12,178.57             11,752.68                11,185.08
03/31/03                12,296.48             11,740.22                11,179.46
04/30/03                13,308.87             12,422.93                11,887.66
05/31/03                14,009.41             13,087.69                12,489.07
06/30/03                14,188.37             13,245.94                12,668.93
07/31/03                14,438.65             13,349.39                12,764.48
08/31/03                14,719.68             13,631.20                13,034.27
09/30/03                14,563.82             13,839.61                13,039.89
10/31/03                15,387.27             14,369.10                13,641.30
11/30/03                15,522.50             14,599.60                13,854.88
12/31/03                16,336.00             15,088.66                14,435.22
01/31/04                16,635.79             15,429.78                14,616.58
02/29/04                16,866.94             15,646.72                14,877.28
03/31/04                16,612.51             15,717.07                14,752.60
04/30/04                16,352.07             15,263.80                14,497.56
05/31/04                16,576.02             15,334.37                14,622.24
06/30/04                16,898.24             15,548.04                14,911.29
07/31/04                16,339.02             15,151.73                14,474.89
08/31/04                16,404.50             15,211.22                14,480.56
09/30/04                16,582.21             15,576.58                14,735.59
10/31/04                16,835.54             15,862.26                14,950.96
11/30/04                17,516.52             16,596.67                15,568.72
12/31/04                18,112.39             17,069.13                16,096.43
01/31/05                17,670.91             16,766.12                15,825.04
02/28/05                18,042.58             17,159.59                16,198.96
03/31/05                17,723.41             16,840.25                15,921.54
04/30/05                17,387.44             16,663.92                15,680.30
05/31/05                17,940.20             16,983.26                15,999.94
06/30/05                17,965.90             17,168.42                16,054.22
07/31/05                18,633.74             17,577.77                16,524.62
08/31/05                18,463.81             17,678.81                16,639.21
09/30/05                18,613.28             18,003.90                16,741.74
10/31/05                18,302.82             17,659.19                16,373.85
11/30/05                18,994.38             18,094.52                16,723.64
12/31/05                19,001.07             18,573.00                16,986.40
01/31/06                19,504.16             19,326.04                17,439.11
02/28/06                19,556.92             19,311.69                17,399.75
03/31/06                19,800.31             19,580.91                17,622.82
04/30/06                20,066.01             19,992.99                17,944.31
05/31/06                19,489.20             19,498.29                17,386.62
06/30/06                19,515.07             19,347.89                17,412.87
07/31/06                19,635.36             19,366.28                17,557.21
08/31/06                20,101.84             19,779.00                17,950.87
09/30/06                20,619.53             20,013.46                18,101.77
10/31/06                21,290.99             20,464.15                18,574.16
11/30/06                21,695.20             20,953.06                19,046.56

                                   [END CHART]

              DATA FROM 11/30/96 THROUGH 11/30/06.

              PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

              The graph on page 11 illustrates the comparison of a $10,000 hypothetical investment in the USAA Cornerstone Strategy Fund to the following benchmarks:

              o The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

              o The Lipper Global Flexible Funds Index tracks the total return performance of the 10 largest funds within the Lipper Global Flexible Portfolio Funds category.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
                                 TOP 3 HOLDINGS*
                                IN EACH CATEGORY
                                (% of Net Assets)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITIES
    iShares MSCI Japan Index Fund**                                         2.0%
    GlaxoSmithKline plc                                                     0.5%
    Tesco plc                                                               0.4%

BONDS
    Chase Commercial Mortgage Securities Corp., Series 2000-2               0.3%
    Chase Commercial Mortgage Securities Corp., Series 2000-3               0.3%
    Credit Suisse First Boston Mortgage Securities Corp.                    0.3%

U.S. EQUITIES
    iShares S&P 500 Index Fund**                                            7.6%
    Exxon Mobil Corp.                                                       0.7%
    Microsoft Corp.                                                         0.6%

PRECIOUS METALS AND MINERALS SECURITIES
    Freeport-McMoRan Copper & Gold, Inc. "B"                                0.2%
    Impala Platinum Holdings Ltd.                                           0.2%
    Goldcorp, Inc.                                                          0.1%

REAL ESTATE EQUITY SECURITIES
    CB Richard Ellis Group, Inc. "A"                                        0.2%
    Capital Trust, Inc.                                                     0.1%
    Leopalace21 Corp.                                                       0.1%
--------------------------------------------------------------------------------

 *EXCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED WITH
  CASH COLLATERAL FROM SECURITIES LOANED.

**PURSUANT TO A SECURITIES AND EXCHANGE COMMISSION (SEC) EXEMPTIVE ORDER AND A
  RELATED AGREEMENT WITH iSHARES TRUST (iSHARES), THE FUND MAY INVEST IN iSHARES IN AMOUNTS EXCEEDING LIMITS SET FORTH IN THE INVESTMENT COMPANY ACT OF 1940 THAT WOULD OTHERWISE BE APPLICABLE.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-66.

                 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                ASSET ALLOCATION
                    11/30/06

                         [PIE CHART OF ASSET ALLOCATION]

U.S. Equities                                      40.3%
International Equities                             28.9%
Bonds                                              23.8%
Precious Metals and Minerals Securities             2.5%
Real Estate Equity Securities                       1.0%
Other*                                              5.8%

                  [END CHART]

    PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

    *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

--------------------------------------------------------
                   TOP 10 INDUSTRIES*
                    (% of Net Assets)
--------------------------------------------------------

Diversified Banks                                   4.9%

Electric Utilities                                  3.6%

Integrated Oil & Gas                                3.6%

Commercial Mortgage-Backed Securities               3.5%

Pharmaceuticals                                     3.4%

Multi-Line Insurance                                2.9%

Regional Banks                                      2.9%

Property & Casualty Insurance                       2.8%

Oil & Gas Exploration & Production                  1.9%

Gold                                                1.8%
--------------------------------------------------------

    *EXCLUDES U.S. GOVERNMENT AND EXCHANGE-TRADED FUNDS.

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

         On July 19, 2006, a meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 26, 2006, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

         The following proposals and voting results pertain to one or more series within USAA Investment Trust (the Trust). Votes shown for Proposal 1 are for the entire series of the Trust. Votes shown for Proposal 2 are for the USAA Cornerstone Strategy Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

         Re-election of the Funds' Board of Trustees.

NUMBER OF SHARES VOTING
------------------------------------------------------------------
      TRUSTEES                     FOR              VOTES WITHHELD
------------------------------------------------------------------
Richard A. Zucker              326,660,678             6,558,674
Barbara B. Dreeben             326,423,871             6,795,482
Robert L. Mason, Ph.D.         326,749,557             6,469,795
Michael F. Reimherr            326,757,132             6,462,221
Christopher W. Claus           326,747,028             6,472,324

PROPOSAL 2
--------------------------------------------------------------------------------

         Approval of a reorganization plan for the Fund.

NUMBER OF SHARES VOTING
------------------------------------------------------------------
   FOR           AGAINST         ABSTAIN          BROKER NON-VOTE*
------------------------------------------------------------------
43,319,301       968,301        1,012,767             1,244,961

         *Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              U.S. EQUITY SECURITIES (40.3%)

              COMMON STOCKS (32.3%)

              CONSUMER DISCRETIONARY (3.2%)
              -----------------------------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.0%)(a)
     4,500    Phillips-Van Heusen Corp.                                                                           $      222
     2,700    True Religion Apparel, Inc.*                                                                                41
                                                                                                                  ----------
                                                                                                                         263
                                                                                                                  ----------
              APPAREL RETAIL (0.3%)
     2,400    Aeropostale, Inc.*                                                                                          73
    40,500    American Eagle Outfitters, Inc.                                                                          1,830
    52,200    AnnTaylor Stores Corp.*                                                                                  1,801
     2,000    Cato Corp. "A"                                                                                              47
     5,600    Charlotte Russe Holding, Inc.*                                                                             169
     3,100    Charming Shoppes, Inc.*                                                                                     42
     4,100    Christopher & Banks Corp.                                                                                   77
     6,400    Dress Barn, Inc.*                                                                                          155
     1,100    Guess?, Inc.*                                                                                               68
     1,800    Gymboree Corp.*                                                                                             72
     2,200    Maidenform Brands, Inc.*                                                                                    42
       600    Men's Wearhouse, Inc.                                                                                       23
     3,100    New York & Co., Inc.*                                                                                       40
    38,800    TJX Companies, Inc.                                                                                      1,064
                                                                                                                  ----------
                                                                                                                       5,503
                                                                                                                  ----------
              AUTO PARTS & EQUIPMENT (0.1%)
     3,400    American Axle & Manufacturing Holdings, Inc.                                                                62
    19,900    Borg Warner, Inc.                                                                                        1,151
    14,500    TRW Automotive Holdings Corp.*                                                                             360
                                                                                                                  ----------
                                                                                                                       1,573
                                                                                                                  ----------
              AUTOMOTIVE RETAIL (0.0%)(a)
     1,200    Pantry, Inc.*                                                                                               59
                                                                                                                  ----------
              BROADCASTING & CABLE TV (0.3%)
    28,200    CBS Corp. "B"                                                                                              839
   124,900    DIRECTV Group, Inc.*                                                                                     2,842
    70,600    EchoStar Communications Corp. "A"*                                                                       2,542
                                                                                                                  ----------
                                                                                                                       6,223
                                                                                                                  ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              COMPUTER & ELECTRONICS RETAIL (0.1%)
    14,200    Best Buy Co., Inc.                                                                                  $      781
    21,800    Circuit City Stores, Inc.                                                                                  544
                                                                                                                  ----------
                                                                                                                       1,325
                                                                                                                  ----------
              CONSUMER ELECTRONICS (0.0%)(a)
     6,800    Harman International Industries, Inc.                                                                      706
                                                                                                                  ----------
              DEPARTMENT STORES (0.6%)
    66,100    Federated Department Stores, Inc.                                                                        2,782
    73,100    J.C. Penney Co., Inc.                                                                                    5,654
    25,800    Kohl's Corp.*                                                                                            1,796
     3,700    Sears Holdings Corp.*                                                                                      634
                                                                                                                  ----------
                                                                                                                      10,866
                                                                                                                  ----------
              FOOTWEAR (0.0%)(a)
     1,200    Crocs, Inc.*                                                                                                51
     1,500    Deckers Outdoor Corp.*                                                                                      84
       900    K-Swiss, Inc.                                                                                               30
     3,000    NIKE, Inc. "B"                                                                                             297
     1,300    Steven Madden, Ltd.                                                                                         48
                                                                                                                  ----------
                                                                                                                         510
                                                                                                                  ----------
              GENERAL MERCHANDISE STORES (0.1%)
    87,800    Family Dollar Stores, Inc.                                                                               2,449
     5,100    Target Corp.                                                                                               296
                                                                                                                  ----------
                                                                                                                       2,745
                                                                                                                  ----------
              HOME FURNISHINGS (0.0%)(a)
     2,200    Tempur-Pedic International, Inc.*                                                                           46
                                                                                                                  ----------
              HOME IMPROVEMENT RETAIL (0.4%)
    65,100    Home Depot, Inc.                                                                                         2,472
    68,200    Lowe's Companies, Inc.                                                                                   2,057
    33,400    Sherwin-Williams Co.                                                                                     2,089
                                                                                                                  ----------
                                                                                                                       6,618
                                                                                                                  ----------
              HOMEBUILDING (0.0%)(a)
     1,500    NVR, Inc.*(b)                                                                                              892
                                                                                                                  ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              HOMEFURNISHING RETAIL (0.1%)
    29,500    Rent-A-Center, Inc.*                                                                                $      807
     8,000    Select Comfort Corp.*                                                                                      138
                                                                                                                  ----------
                                                                                                                         945
                                                                                                                  ----------
              HOTELS, RESORTS, & CRUISE LINES (0.1%)
    29,600    Wyndham Worldwide Corp.*                                                                                   939
                                                                                                                  ----------
              HOUSEHOLD APPLIANCES (0.2%)
    21,700    Stanley Works                                                                                            1,107
    23,400    Whirlpool Corp.                                                                                          1,996
                                                                                                                  ----------
                                                                                                                       3,103
                                                                                                                  ----------
              HOUSEWARES & SPECIALTIES (0.1%)
    58,400    Newell Rubbermaid, Inc.                                                                                  1,664
     4,000    Sealy Corp.                                                                                                 59
                                                                                                                  ----------
                                                                                                                       1,723
                                                                                                                  ----------
              INTERNET RETAIL (0.1%)
    90,500    Expedia, Inc.*                                                                                           1,644
     4,100    Netflix, Inc.*                                                                                             121
                                                                                                                  ----------
                                                                                                                       1,765
                                                                                                                  ----------
              LEISURE FACILITIES (0.0%)(a)
     4,900    Town Sports International Holdings, Inc.*                                                                   80
                                                                                                                  ----------
              LEISURE PRODUCTS (0.1%)
    11,700    Brunswick Corp.                                                                                            379
    39,800    Hasbro, Inc.                                                                                             1,064
     3,300    Marvel Entertainment, Inc.*                                                                                 93
    34,500    Mattel, Inc.                                                                                               757
                                                                                                                  ----------
                                                                                                                       2,293
                                                                                                                  ----------
              MOTORCYCLE MANUFACTURERS (0.0%)(a)
    10,500    Harley-Davidson, Inc.                                                                                      775
                                                                                                                  ----------
              MOVIES & ENTERTAINMENT (0.1%)
     2,200    Live Nation, Inc.*                                                                                          47
     3,400    Lodgenet Entertainment Corp.*                                                                               80
    46,000    News Corp. "A"                                                                                             947
    42,800    Regal Entertainment Group                                                                                  891
    13,400    Time Warner, Inc.                                                                                          270

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
    13,700    Walt Disney Co.                                                                                     $      453
                                                                                                                  ----------
                                                                                                                       2,688
                                                                                                                  ----------
              PHOTOGRAPHIC PRODUCTS (0.0%)(a)
    16,700    Eastman Kodak Co.                                                                                          435
                                                                                                                  ----------
              PUBLISHING (0.1%)
       900    Morningstar, Inc.*                                                                                          40
    26,800    Scholastic Corp.*                                                                                          893
                                                                                                                  ----------
                                                                                                                         933
                                                                                                                  ----------
              RESTAURANTS (0.3%)
    61,500    Brinker International, Inc.                                                                              2,797
    11,900    CKE Restaurants, Inc.                                                                                      220
    49,200    Darden Restaurants, Inc.                                                                                 1,975
     6,800    Denny's Corp.*                                                                                              31
       700    Jack In The Box, Inc.*                                                                                      43
     2,700    McCormick & Schmicks Restaurants, Inc.*                                                                     68
     2,600    McDonald's Corp.                                                                                           109
     2,700    Mortons Restaurant Group, Inc.*                                                                             44
     1,700    P.F. Chang's China Bistro, Inc.*                                                                            61
     1,600    Ruby Tuesday, Inc.                                                                                          43
                                                                                                                  ----------
                                                                                                                       5,391
                                                                                                                  ----------
              SPECIALIZED CONSUMER SERVICES (0.0%)(a)
     2,400    CPI Corp.                                                                                                  100
     1,900    Vertrue, Inc.*                                                                                              73
                                                                                                                  ----------
                                                                                                                         173
                                                                                                                  ----------
              SPECIALTY STORES (0.1%)
       700    Build-A-Bear Workshop, Inc.*                                                                                21
    28,200    Office Depot, Inc.*                                                                                      1,068
                                                                                                                  ----------
                                                                                                                       1,089
                                                                                                                  ----------
              Total Consumer Discretionary                                                                            59,661
                                                                                                                  ----------
              CONSUMER STAPLES (2.9%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.2%)
    82,800    Archer-Daniels-Midland Co.                                                                               2,906
    12,700    Corn Products International, Inc.                                                                          461
       900    Delta & Pine Land Co.                                                                                       37
                                                                                                                  ----------
                                                                                                                       3,404
                                                                                                                  ----------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              BREWERS (0.1%)
    25,700    Molson Coors Brewing Co. "B"                                                                        $    1,827
                                                                                                                  ----------
              DISTILLERS & VINTNERS (0.0%)(a)
     1,200    MGP Ingredients, Inc.                                                                                       26
                                                                                                                  ----------
              DRUG RETAIL (0.1%)
    33,500    CVS Corp.                                                                                                  964
     3,800    Longs Drug Stores Corp.                                                                                    156
     6,700    Walgreen Co.                                                                                               271
                                                                                                                  ----------
                                                                                                                       1,391
                                                                                                                  ----------
              FOOD RETAIL (0.7%)
   230,700    Kroger Co.                                                                                               4,951
   247,400    Safeway, Inc.                                                                                            7,622
     1,300    Weis Markets, Inc.                                                                                          53
     1,200    Wild Oats Markets, Inc.*                                                                                    18
                                                                                                                  ----------
                                                                                                                      12,644
                                                                                                                  ----------
              HOUSEHOLD PRODUCTS (0.3%)
   101,300    Procter & Gamble Co.                                                                                     6,361
     5,100    Spectrum Brands, Inc.*                                                                                      45
                                                                                                                  ----------
                                                                                                                       6,406
                                                                                                                  ----------
              HYPERMARKETS & SUPER CENTERS (0.2%)
   105,100    Wal-Mart Stores, Inc.                                                                                    4,845
                                                                                                                  ----------
              PACKAGED FOODS & MEAT (0.1%)
    14,100    General Mills, Inc.                                                                                        789
     3,300    Hormel Foods Corp.                                                                                         125
     2,600    Imperial Sugar Co.                                                                                          60
        12    Kraft Foods, Inc. "A"                                                                                        1
     2,600    Reddy Ice Holdings, Inc.                                                                                    64
                                                                                                                  ----------
                                                                                                                       1,039
                                                                                                                  ----------
              PERSONAL PRODUCTS (0.0%)(a)
     7,200    Estee Lauder Companies, Inc. "A"                                                                           297
     3,600    Mannatech, Inc.                                                                                             54
     1,800    NBTY, Inc.*                                                                                                 65
                                                                                                                  ----------
                                                                                                                         416
                                                                                                                  ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              SOFT DRINKS (0.6%)
    16,200    Coca-Cola Co.                                                                                       $      759
   186,700    Pepsi Bottling Group, Inc.                                                                               5,847
    65,500    PepsiCo, Inc.                                                                                            4,059
                                                                                                                  ----------
                                                                                                                      10,665
                                                                                                                  ----------
              TOBACCO (0.6%)
    50,600    Altria Group, Inc.                                                                                       4,261
   115,100    Loews Corp. - Carolina Group                                                                             7,179
                                                                                                                  ----------
                                                                                                                      11,440
                                                                                                                  ----------
              Total Consumer Staples                                                                                  54,103
                                                                                                                  ----------
              ENERGY (3.0%)
              -------------
              INTEGRATED OIL & GAS (1.9%)
   105,400    Chevron Corp.                                                                                            7,622
    95,284    ConocoPhillips                                                                                           6,413
   181,400    Exxon Mobil Corp.                                                                                       13,933
    32,800    Hess Corp.                                                                                               1,649
    65,900    Marathon Oil Corp.                                                                                       6,220
     2,300    Occidental Petroleum Corp.                                                                                 116
                                                                                                                  ----------
                                                                                                                      35,953
                                                                                                                  ----------
              OIL & GAS DRILLING (0.4%)
     4,000    Bronco Drilling Co., Inc.*                                                                                  77
    10,300    Ensco International, Inc.                                                                                  534
    28,100    Grey Wolf, Inc.*                                                                                           199
     4,700    Hercules Offshore, Inc.*                                                                                   160
    45,000    Patterson-UTI Energy, Inc.                                                                               1,247
     4,600    Pioneer Drilling Co.*                                                                                       67
    28,100    TODCO*                                                                                                   1,124
    80,800    Unit Corp.*                                                                                              4,123
                                                                                                                  ----------
                                                                                                                       7,531
                                                                                                                  ----------
              OIL & GAS EQUIPMENT & SERVICES (0.1%)
     1,400    Basic Energy Services, Inc.*                                                                                35
    18,500    BJ Services Co.                                                                                            625
     3,000    Complete Production Services, Inc.*                                                                         66
    32,000    Halliburton Co.                                                                                          1,080
       800    Lufkin Industries, Inc.                                                                                     47
     9,300    Tidewater, Inc.                                                                                            514
     2,800    Trico Marine Services, Inc.*                                                                               102
                                                                                                                  ----------
                                                                                                                       2,469
                                                                                                                  ----------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              OIL & GAS EXPLORATION & PRODUCTION (0.4%)
    98,900    Anadarko Petroleum Corp.                                                                            $    4,882
     2,200    Apache Corp.                                                                                               154
     1,400    Bill Barrett Corp.*                                                                                         44
     4,200    Callon Petroleum Co.*                                                                                       68
     9,900    Cimarex Energy Co.                                                                                         372
     8,500    EXCO Resouces, Inc.*                                                                                       125
     4,400    Mariner Energy, Inc.*                                                                                       92
     2,600    Newfield Exploration Co.*                                                                                  129
     2,700    Pioneer Natural Resources Co.                                                                              117
    10,100    St. Mary Land & Exploration Co.                                                                            405
     1,000    Swift Energy Co.*                                                                                           51
                                                                                                                  ----------
                                                                                                                       6,439
                                                                                                                  ----------
              OIL & GAS REFINING & MARKETING (0.2%)
     1,800    Alon USA Energy, Inc.                                                                                       56
     2,300    Delek US Holdings, Inc.                                                                                     39
       700    Frontier Oil Corp.                                                                                          22
    62,000    Valero Energy Corp.                                                                                      3,415
                                                                                                                  ----------
                                                                                                                       3,532
                                                                                                                  ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.0%)(a)
     2,100    Overseas Shipholding Group, Inc.                                                                           121
                                                                                                                  ----------
              Total Energy                                                                                            56,045
                                                                                                                  ----------
              FINANCIALS (5.1%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
    25,300    Bank of New York Co., Inc.                                                                                 899
    15,900    Franklin Resources, Inc.                                                                                 1,697
    17,400    Mellon Financial Corp.                                                                                     700
    23,800    Northern Trust Corp.                                                                                     1,356
                                                                                                                  ----------
                                                                                                                       4,652
                                                                                                                  ----------
              CONSUMER FINANCE (0.4%)
     4,300    Advance America, Cash Advance Centers, Inc.                                                                 61
       500    Advanta Corp.                                                                                               23
     7,400    American Express Co.                                                                                       434
     2,500    Asta Funding, Inc.                                                                                          82
    35,900    Capital One Financial Corp.                                                                              2,796
     1,600    Cash America International, Inc.                                                                            71
     1,000    EZCORP, Inc.*                                                                                               47

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
     1,400    First Cash Financial Services, Inc.*                                                                $       29
    37,100    First Marblehead Corp.                                                                                   2,776
    42,000    SLM Corp.                                                                                                1,925
     1,400    United PanAm Financial Corp.*                                                                               17
     2,200    World Acceptance Corp.*                                                                                    100
                                                                                                                  ----------
                                                                                                                       8,361
                                                                                                                  ----------
              DIVERSIFIED BANKS (0.3%)
     4,600    U.S. Bancorp                                                                                               155
    17,800    Wachovia Corp.                                                                                             964
   123,400    Wells Fargo & Co.                                                                                        4,349
                                                                                                                  ----------
                                                                                                                       5,468
                                                                                                                  ----------
              INSURANCE BROKERS (0.0%)(a)
     2,600    Crawford & Co.                                                                                              19
                                                                                                                  ----------
              INVESTMENT BANKING & BROKERAGE (1.2%)
    52,300    A.G. Edwards, Inc.                                                                                       3,026
    19,200    Charles Schwab Corp.                                                                                       352
    24,500    Goldman Sachs Group, Inc.                                                                                4,773
     3,600    Knight Capital Group, Inc.*                                                                                 63
    45,100    Lehman Brothers Holdings, Inc.                                                                           3,323
    40,200    Merrill Lynch & Co., Inc.                                                                                3,515
    92,600    Morgan Stanley                                                                                           7,052
     2,200    optionsXpress Holdings, Inc.                                                                                63
     8,100    TradeStation Group, Inc.*                                                                                  118
                                                                                                                  ----------
                                                                                                                      22,285
                                                                                                                  ----------
              LIFE & HEALTH INSURANCE (0.4%)
     2,100    Delphi Financial Group, Inc. "A"                                                                            85
       700    FBL Financial Group, Inc.                                                                                   28
    75,200    MetLife, Inc.                                                                                            4,416
     2,400    Phoenix Companies, Inc.                                                                                     39
     5,200    Principal Financial Group, Inc.                                                                            300
    38,400    Prudential Financial, Inc.                                                                               3,129
     5,000    Torchmark Corp.                                                                                            316
                                                                                                                  ----------
                                                                                                                       8,313
                                                                                                                  ----------
              MULTI-LINE INSURANCE (0.8%)
     7,400    American Financial Group, Inc.                                                                             386
    39,600    American International Group, Inc.                                                                       2,785
    42,200    Assurant, Inc.                                                                                           2,319

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
    23,400    Genworth Financial, Inc. "A"                                                                        $      767
    43,900    Hartford Financial Services Group, Inc.                                                                  3,765
    42,400    HCC Insurance Holdings, Inc.                                                                             1,280
   117,700    Loews Corp.                                                                                              4,699
                                                                                                                  ----------
                                                                                                                      16,001
                                                                                                                  ----------
              MULTI-SECTOR HOLDINGS (0.0%)(a)
     8,400    Compass Diversified Trust                                                                                  144
                                                                                                                  ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
   117,400    Bank of America Corp.                                                                                    6,322
   143,300    Citigroup, Inc.                                                                                          7,106
   114,100    JPMorgan Chase & Co.                                                                                     5,281
                                                                                                                  ----------
                                                                                                                      18,709
                                                                                                                  ----------
              PROPERTY & CASUALTY INSURANCE (0.3%)
    37,800    Allstate Corp.                                                                                           2,400
     1,900    Commerce Group, Inc.                                                                                        58
     1,600    Philadelphia Consolidated Holding Corp.*                                                                    71
     6,600    Safeco Corp.                                                                                               400
     1,800    Safety Insurance Group, Inc.                                                                                94
    47,700    W.R. Berkley Corp.                                                                                       1,675
                                                                                                                  ----------
                                                                                                                       4,698
                                                                                                                  ----------
              REGIONAL BANKS (0.2%)
     3,000    BOK Financial Corp.                                                                                        162
     2,300    Center Financial Corp.                                                                                      52
     1,600    Hancock Holding Co.                                                                                         86
    25,100    PNC Financial Services Group, Inc.                                                                       1,774
    12,800    Synovus Financial Corp.                                                                                    384
     2,000    Trustmark Corp.                                                                                             65
     2,900    Umpqua Holdings Corp.                                                                                       87
     1,800    Whitney Holding Corp.                                                                                       58
    16,000    Wilmington Trust Corp.                                                                                     665
     2,100    Wilshire Bancorp, Inc.                                                                                      40
                                                                                                                  ----------
                                                                                                                       3,373
                                                                                                                  ----------
              REINSURANCE (0.1%)
     1,900    Max Re Capital Ltd.                                                                                         45
    18,500    Reinsurance Group of America, Inc.                                                                       1,021
                                                                                                                  ----------
                                                                                                                       1,066
                                                                                                                  ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              SPECIALIZED FINANCE (0.0%)(a)
     1,500    Portfolio Recovery Associates, Inc.*                                                                $       68
                                                                                                                  ----------
              THRIFTS & MORTGAGE FINANCE (0.2%)
       700    CityBank                                                                                                    38
     4,500    Clayton Holdings, Inc.*                                                                                     67
     2,900    Corus Bankshares, Inc.                                                                                      65
    49,000    Countrywide Financial Corp.                                                                              1,946
     4,200    Fannie Mae(c),(+)                                                                                          240
     4,200    First Niagara Financial Group, Inc.                                                                         60
       500    FirstFed Financial Corp.*                                                                                   33
     6,900    Freddie Mac(c),(+)                                                                                         463
    18,700    IndyMac Bancorp, Inc.                                                                                      859
     2,600    Washington Mutual, Inc.                                                                                    114
                                                                                                                  ----------
                                                                                                                       3,885
                                                                                                                  ----------
              Total Financials                                                                                        97,042
                                                                                                                  ----------
              HEALTH CARE (5.3%)
              ------------------
              BIOTECHNOLOGY (0.5%)
     5,900    Alkermes, Inc.*                                                                                             90
     2,300    Alnylam Pharmaceuticals, Inc.*                                                                              49
    69,300    Amgen, Inc.*                                                                                             4,920
     6,500    Biogen Idec, Inc.*                                                                                         340
     4,500    Cephalon, Inc.*                                                                                            337
     6,000    Coley Pharmaceutical Group, Inc.*                                                                           69
     2,100    Cubist Pharmaceuticals, Inc.*                                                                               43
     1,700    Digene Corp.*                                                                                               87
    11,300    Genentech, Inc.*                                                                                           924
     4,000    ICOS Corp.*                                                                                                129
    65,300    ImClone Systems, Inc.*                                                                                   1,952
     3,800    Maxygen, Inc.*                                                                                              34
     1,200    OSI Pharmaceuticals, Inc.*                                                                                  44
    10,500    Savient Pharmaceuticals, Inc.*                                                                             122
     4,500    Trimeris, Inc.*                                                                                             52
     1,700    United Therapeutics Corp.*                                                                                  99
                                                                                                                  ----------
                                                                                                                       9,291
                                                                                                                  ----------
              HEALTH CARE DISTRIBUTORS (0.4%)
    36,800    AmerisourceBergen Corp.                                                                                  1,692
    27,400    Cardinal Health, Inc.                                                                                    1,771

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
   102,300    McKesson Corp.                                                                                      $    5,054
                                                                                                                  ----------
                                                                                                                       8,517
                                                                                                                  ----------
              HEALTH CARE EQUIPMENT (0.6%)
     4,300    Arthrocare Corp.*                                                                                          179
    52,300    Baxter International, Inc.                                                                               2,340
    29,300    Becton, Dickinson & Co.                                                                                  2,101
    75,300    Cytyc Corp.*                                                                                             1,974
    19,100    Edwards Lifesciences Corp.*                                                                                876
     1,500    Foxhollow Technologies, Inc.*                                                                               40
     1,900    Greatbatch, Inc.*                                                                                           50
     2,400    Intralase Corp.*                                                                                            50
    57,600    Kinetic Concepts, Inc.*                                                                                  2,091
     3,200    Kyphon, Inc.*                                                                                              108
     7,100    Medtronic, Inc.                                                                                            370
     3,900    Mentor Corp.                                                                                               195
     1,300    Palomar Medical Technologies, Inc.*                                                                         65
     2,800    Quidel Corp.*                                                                                               38
     2,000    SurModics, Inc.*                                                                                            68
     1,300    Zoll Medical Corp.*                                                                                         67
                                                                                                                  ----------
                                                                                                                      10,612
                                                                                                                  ----------
              HEALTH CARE FACILITIES (0.0%)(a)
     1,800    Medcath Corp.*                                                                                              47
     2,500    Symbion, Inc.*                                                                                              44
                                                                                                                  ----------
                                                                                                                          91
                                                                                                                  ----------
              HEALTH CARE SERVICES (0.0%)(a)
     3,600    AMN Healthcare Services, Inc.*                                                                             100
     5,700    Medco Health Solutions, Inc.*                                                                              286
                                                                                                                  ----------
                                                                                                                         386
                                                                                                                  ----------
              HEALTH CARE SUPPLIES (0.0%)(a)
     5,100    Immucor Corp.*                                                                                             137
     2,000    LifeCell Corp.*                                                                                             44
     1,100    West Pharmaceutical Services, Inc.                                                                          54
                                                                                                                  ----------
                                                                                                                         235
                                                                                                                  ----------
              HEALTH CARE TECHNOLOGY (0.1%)
     7,700    Allscripts Healthcare Solutions, Inc.*                                                                     215
    54,600    Emdeon Corp.*                                                                                              647
     2,300    Omnicell, Inc.*                                                                                             43
     3,100    Phase Forward, Inc.*                                                                                        46

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
     3,300    Vital Images, Inc.*                                                                                 $      107
                                                                                                                  ----------
                                                                                                                       1,058
                                                                                                                  ----------
              LIFE SCIENCES TOOLS & SERVICES (0.3%)
    61,800    Applera Corp. - Applied Biosystems Group                                                                 2,252
     6,700    Charles River Laboratories International, Inc.*                                                            280
    20,600    eResearchTechnology, Inc.*                                                                                 132
     4,300    Illumina, Inc.*                                                                                            166
    12,800    Invitrogen Corp.*                                                                                          704
     3,200    Kendle International, Inc.*                                                                                112
     5,200    Parexel International Corp.*                                                                               144
    21,700    Techne Corp.*                                                                                            1,167
    14,500    Thermo Fisher Scientific, Inc.*                                                                            636
                                                                                                                  ----------
                                                                                                                       5,593
                                                                                                                  ----------
              MANAGED HEALTH CARE (1.6%)
   146,485    Aetna, Inc.                                                                                              6,051
     5,700    AMERIGROUP Corp.*                                                                                          195
     6,800    CIGNA Corp.                                                                                                857
    24,100    Coventry Health Care, Inc.*                                                                              1,160
    21,800    Health Net, Inc.*                                                                                        1,006
    11,000    Healthspring, Inc.*                                                                                        212
    68,500    Humana, Inc.*                                                                                            3,706
       700    Magellan Health Services, Inc.*                                                                             31
     4,400    Molina Healthcare, Inc.*                                                                                   150
    47,000    Sierra Health Services, Inc.*                                                                            1,647
   170,880    UnitedHealth Group, Inc.                                                                                 8,387
    11,500    WellCare Health Plans, Inc.*                                                                               742
    89,100    WellPoint, Inc.*                                                                                         6,742
                                                                                                                  ----------
                                                                                                                      30,886
                                                                                                                  ----------
              PHARMACEUTICALS (1.8%)
     6,200    Abbott Laboratories                                                                                        289
     1,100    Adams Respiratory Therapeutics, Inc.*                                                                       43
     6,000    Alpharma, Inc.                                                                                             132
    26,100    Barr Pharmaceuticals, Inc.*                                                                              1,333
     1,700    CNS, Inc.                                                                                                   64
    68,000    Endo Pharmaceuticals Holdings, Inc.*                                                                     1,844
    25,900    Forest Laboratories, Inc.*                                                                               1,261
   135,200    Johnson & Johnson                                                                                        8,911
     2,800    K-V Pharmaceutical Co. "A"*                                                                                 68

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
   204,600    King Pharmaceuticals, Inc.*                                                                         $    3,382
     4,800    Medicines Co.*                                                                                             137
     1,900    Medicis Pharmaceutical Corp.                                                                                70
    69,000    Merck & Co., Inc.                                                                                        3,071
     2,200    MGI Pharma, Inc.*                                                                                           42
   135,600    Mylan Laboratories, Inc.(b)                                                                              2,751
     5,700    Noven Pharmaceuticals, Inc.*                                                                               135
     6,300    Pain Therapeutics, Inc.*                                                                                    54
   229,200    Pfizer, Inc.                                                                                             6,301
     3,400    Salix Pharmaceuticals Ltd.*                                                                                 48
   145,300    Schering-Plough Corp.                                                                                    3,198
     7,400    Sciele Pharma, Inc.*                                                                                       167
    16,500    Viropharma, Inc.*                                                                                          254
     7,300    Watson Pharmaceuticals, Inc.*                                                                              187
     1,900    Xenoport, Inc.*                                                                                             51
                                                                                                                  ----------
                                                                                                                      33,793
                                                                                                                  ----------
              Total Health Care                                                                                      100,462
                                                                                                                  ----------
              INDUSTRIALS (4.1%)
              ------------------
              AEROSPACE & DEFENSE (1.2%)
     4,000    Armor Holdings, Inc.*                                                                                      226
    41,800    Boeing Co.                                                                                               3,701
     3,500    Ceradyne, Inc.*                                                                                            185
     4,100    DynCorp International, Inc.*                                                                                54
    60,600    Honeywell International, Inc.                                                                            2,605
     4,100    L-3 Communications Holdings, Inc.                                                                          337
    47,700    Lockheed Martin Corp.                                                                                    4,314
    42,300    Northrop Grumman Corp.                                                                                   2,831
   166,700    Raytheon Co.                                                                                             8,508
     5,600    United Technologies Corp.                                                                                  361
                                                                                                                  ----------
                                                                                                                      23,122
                                                                                                                  ----------
              AIR FREIGHT & LOGISTICS (0.2%)
     8,000    ABX Air, Inc.*                                                                                              51
       400    Atlas Air Worldwide Holdings, Inc.*                                                                         17
    31,000    FedEx Corp.                                                                                              3,578
     3,700    United Parcel Service, Inc. "B"                                                                            288
                                                                                                                  ----------
                                                                                                                       3,934
                                                                                                                  ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              AIRLINES (0.2%)
    28,600    Alaska Air Group, Inc.*                                                                             $    1,176
    47,500    AMR Corp.*                                                                                               1,518
    25,300    Continental Airlines, Inc.*                                                                              1,028
    20,200    ExpressJet Holdings, Inc.*                                                                                 160
     3,200    Republic Airways Holdings, Inc.*                                                                            55
     3,800    SkyWest, Inc.                                                                                               96
                                                                                                                  ----------
                                                                                                                       4,033
                                                                                                                  ----------
              BUILDING PRODUCTS (0.0%)(a)
     3,400    American Woodmark Corp.(b)                                                                                 133
     5,200    Insteel Industries, Inc.                                                                                   100
     3,000    PW Eagle, Inc.(b)                                                                                          102
                                                                                                                  ----------
                                                                                                                         335
                                                                                                                  ----------
              COMMERCIAL PRINTING (0.1%)
     1,500    Consolidated Graphics, Inc.*                                                                                88
     3,355    Idearc, Inc.*                                                                                               92
    31,900    R.R. Donnelley & Sons Co.                                                                                1,125
                                                                                                                  ----------
                                                                                                                       1,305
                                                                                                                  ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
     2,500    Accuride Corp.*                                                                                             28
       600    Bucyrus International, Inc.                                                                                 26
    53,600    Caterpillar, Inc.                                                                                        3,325
    30,700    Cummins, Inc.                                                                                            3,681
     1,000    FreightCar America, Inc.                                                                                    55
    33,000    Navistar International Corp., Inc.*                                                                      1,056
    12,200    Oshkosh Truck Corp.                                                                                        586
    32,600    Terex Corp.*                                                                                             1,826
     1,500    Westinghouse Air Brake Technologies Corp.                                                                   49
                                                                                                                  ----------
                                                                                                                      10,632
                                                                                                                  ----------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.0%)(a)
     1,400    AMREP Corp.(b)                                                                                             123
                                                                                                                  ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)(a)
       800    Acuity Brands, Inc.                                                                                         42
     5,600    General Cable Corp.*                                                                                       238
     1,400    Genlyte Group, Inc.*                                                                                       119
     2,900    Lamson & Sessions Co.*                                                                                      62
     1,400    Regal-Beloit Corp.                                                                                          72
                                                                                                                  ----------
                                                                                                                         533
                                                                                                                  ----------

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              HUMAN RESOURCES & EMPLOYMENT SERVICES (0.2%)
     2,800    Administaff, Inc.                                                                                   $      118
     1,700    Heidrick & Struggles International, Inc.*                                                                   71
     1,500    Kelly Services, Inc.                                                                                        44
     3,100    Kforce, Inc.*                                                                                               41
     1,200    Korn/Ferry International*                                                                                   28
     5,400    Labor Ready, Inc.*                                                                                         102
    34,000    Manpower, Inc.                                                                                           2,414
     6,900    Spherion Corp.*                                                                                             50
     1,300    Watson Wyatt Worldwide, Inc.                                                                                60
                                                                                                                  ----------
                                                                                                                       2,928
                                                                                                                  ----------
              INDUSTRIAL CONGLOMERATES (0.5%)
     4,500    3M Co.                                                                                                     367
    11,700    Carlisle Companies, Inc.                                                                                   958
   246,200    General Electric Co.                                                                                     8,686
    13,700    Tyco International Ltd.                                                                                    415
                                                                                                                  ----------
                                                                                                                      10,426
                                                                                                                  ----------
              INDUSTRIAL MACHINERY (0.3%)
    46,200    Dover Corp.                                                                                              2,324
     4,400    Eaton Corp.                                                                                                339
     2,000    EnPro Industries, Inc.*                                                                                     70
     5,300    Flow International Corp.*                                                                                   59
       700    Kaydon Corp.                                                                                                28
    23,800    Parker-Hannifin Corp.                                                                                    1,987
    10,900    Timken Co.                                                                                                 324
                                                                                                                  ----------
                                                                                                                       5,131
                                                                                                                  ----------
              MARINE (0.0%)(a)
     2,000    American Commercial Lines, Inc.*                                                                           139
                                                                                                                  ----------
              OFFICE SERVICES & SUPPLIES (0.1%)
     2,800    ICT Group, Inc.*                                                                                            94
     9,200    Knoll, Inc.                                                                                                191
    45,600    Steelcase, Inc.                                                                                            807
                                                                                                                  ----------
                                                                                                                       1,092
                                                                                                                  ----------
              RAILROADS (0.6%)
   143,200    CSX Corp.                                                                                                5,135
    57,650    Norfolk Southern Corp.                                                                                   2,840
    33,100    Union Pacific Corp.                                                                                      2,996
                                                                                                                  ----------
                                                                                                                      10,971
                                                                                                                  ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              TRADING COMPANIES & DISTRIBUTORS (0.0%)(a)
     1,500    Applied Industrial Technologies, Inc.                                                               $       43
     2,400    Houston Wire & Cable Co.*                                                                                   54
                                                                                                                  ----------
                                                                                                                          97
                                                                                                                  ----------
              TRUCKING (0.1%)
     1,400    Arkansas Best Corp.                                                                                         53
     3,600    Celadon Group, Inc.*                                                                                        67
     1,900    Dollar Thrifty Automotive Group, Inc.*                                                                      81
    22,900    Laidlaw International, Inc.                                                                                665
     1,500    Old Dominion Freight Line, Inc.*                                                                            40
    22,100    Ryder System, Inc.                                                                                       1,153
       800    Saia, Inc.*                                                                                                 20
    15,100    YRC Worldwide, Inc.*                                                                                       585
                                                                                                                  ----------
                                                                                                                       2,664
                                                                                                                  ----------
              Total Industrials                                                                                       77,465
                                                                                                                  ----------
              INFORMATION TECHNOLOGY (5.6%)
              -----------------------------
              APPLICATION SOFTWARE (0.1%)
     1,900    Ansoft Corp.*                                                                                               53
    26,500    Autodesk, Inc.*                                                                                          1,091
     8,300    Intuit, Inc.*                                                                                              261
     2,800    Mentor Graphics Corp.*                                                                                      47
     3,700    Opnet Technologies, Inc.*                                                                                   60
     1,600    Quest Software, Inc.*                                                                                       23
     2,800    Sonic Solutions, Inc.*                                                                                      44
     3,700    SPSS, Inc.*                                                                                                105
     3,100    Synchronoss Technologies, Inc.*                                                                             46
                                                                                                                  ----------
                                                                                                                       1,730
                                                                                                                  ----------
              COMMUNICATIONS EQUIPMENT (0.7%)
     8,800    Arris Group, Inc.*                                                                                         105
   147,000    Cisco Systems, Inc.*                                                                                     3,951
     1,400    Commscope, Inc.*                                                                                            42
    31,400    Corning, Inc.*                                                                                             677
     2,500    Emulex Corp.*                                                                                               52
     3,200    Foundry Networks, Inc.*                                                                                     46
    42,050    Harris Corp.                                                                                             1,771
     2,300    Inter-Tel, Inc.                                                                                             51
     4,500    Interdigital Communications Corp.*                                                                         144
   270,550    Motorola, Inc.                                                                                           5,998

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
     2,300    Packeteer, Inc.*                                                                                    $       27
     1,400    Polycom, Inc.*                                                                                              40
    24,200    QUALCOMM, Inc.                                                                                             886
     3,300    Radyne Corp.*                                                                                               33
     2,900    Tollgrade Communications, Inc.*                                                                             26
     7,300    UTStarcom, Inc.*                                                                                            65
                                                                                                                  ----------
                                                                                                                      13,914
                                                                                                                  ----------
              COMPUTER HARDWARE (0.8%)
     7,000    Apple Computer, Inc.*                                                                                      642
    12,600    Dell, Inc.*                                                                                                343
   185,900    Hewlett-Packard Co.                                                                                      7,336
    78,800    International Business Machines Corp.                                                                    7,243
     2,000    Palm, Inc.*                                                                                                 28
                                                                                                                  ----------
                                                                                                                      15,592
                                                                                                                  ----------
              COMPUTER STORAGE & PERIPHERALS (0.5%)
    14,400    Brocade Communications Systems, Inc.*                                                                      133
     3,000    Komag, Inc.*                                                                                               119
    52,600    Lexmark International, Inc. "A"*                                                                         3,628
   247,200    Western Digital Corp.*                                                                                   5,073
                                                                                                                  ----------
                                                                                                                       8,953
                                                                                                                  ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
    15,600    Affiliated Computer Services, Inc. "A"*                                                                    789
     4,300    BISYS Group, Inc.*                                                                                          52
    22,900    Computer Sciences Corp.*                                                                                 1,195
     2,000    CSG Systems International, Inc.*                                                                            55
   137,500    Electronic Data Systems Corp.                                                                            3,732
     5,500    Fiserv, Inc.*                                                                                              281
    65,600    Hewitt Associates, Inc.*                                                                                 1,666
                                                                                                                  ----------
                                                                                                                       7,770
                                                                                                                  ----------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.2%)
    45,800    AVX Corp.                                                                                                  712
     7,100    Cogent, Inc.*                                                                                               80
     4,200    Coherent, Inc.*                                                                                            136
       900    Itron, Inc.*                                                                                                43
       600    Rogers Corp.*                                                                                               42
     1,600    Technitrol, Inc.                                                                                            44
    23,800    Tektronix, Inc.                                                                                            727
   121,700    Vishay Intertechnology, Inc.*                                                                            1,594
                                                                                                                  ----------
                                                                                                                       3,378
                                                                                                                  ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              ELECTRONIC MANUFACTURING SERVICES (0.2%)
     2,400    CTS Corp.                                                                                           $       37
    78,100    Jabil Circuit, Inc.                                                                                      2,215
     1,800    Park Electrochemical Corp.                                                                                  58
     1,700    Plexus Corp.*                                                                                               41
     1,200    Radisys Corp.*                                                                                              20
   164,600    Sanmina-SCI Corp.*                                                                                         609
   231,900    Solectron Corp.*                                                                                           772
     9,800    TTM Technologies, Inc.*                                                                                    124
                                                                                                                  ----------
                                                                                                                       3,876
                                                                                                                  ----------
              INTERNET SOFTWARE & SERVICES (0.3%)
     5,700    Aquantive, Inc.*                                                                                           136
     1,600    Dealertrack Holdings, Inc.*                                                                                 44
     1,900    Digital River, Inc.*                                                                                       112
     5,600    Digitas, Inc.*                                                                                              61
    32,600    Earthlink, Inc.*                                                                                           212
     7,100    Google, Inc. "A"*                                                                                        3,443
     3,800    Infospace, Inc.*                                                                                            75
     1,700    J2 Global Communications, Inc.*                                                                             47
     1,700    Knot, Inc.*                                                                                                 47
    17,500    RealNetworks, Inc.*                                                                                        201
    10,800    United Online, Inc.                                                                                        145
     5,300    VeriSign, Inc.*                                                                                            138
     3,400    Websense, Inc.*                                                                                             87
                                                                                                                  ----------
                                                                                                                       4,748
                                                                                                                  ----------
              IT CONSULTING & OTHER SERVICES (0.1%)
    62,200    Accenture Ltd. "A"                                                                                       2,096
     1,100    Covansys Corp.*                                                                                             25
     2,300    Integral Systems, Inc.                                                                                      55
     2,600    Keane, Inc.*                                                                                                32
     1,300    ManTech International Corp. "A"*                                                                            47
     1,500    Maximus, Inc.                                                                                               44
     6,300    Sykes Enterprises, Inc.*                                                                                   109
                                                                                                                  ----------
                                                                                                                       2,408
                                                                                                                  ----------
              OFFICE ELECTRONICS (0.1%)
   171,800    Xerox Corp.*                                                                                             2,835
                                                                                                                  ----------

34

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              SEMICONDUCTOR EQUIPMENT (0.2%)
     6,600    Advanced Energy Industries, Inc.*                                                                   $      114
     7,600    Amkor Technology, Inc.*                                                                                     78
     1,800    Cabot Microelectronics Corp.*                                                                               57
     7,600    Eagle Test Systems, Inc.*                                                                                  117
     1,200    Formfactor, Inc.*                                                                                           45
     1,500    Intevac, Inc.*                                                                                              41
    37,400    Lam Research Corp.*                                                                                      1,967
     9,800    Mattson Technology, Inc.*                                                                                   93
    20,000    MEMC Electronic Materials, Inc.*                                                                           796
     5,000    MKS Instruments, Inc.*                                                                                     104
    10,000    Photronics, Inc.*                                                                                          158
     1,200    Tessera Technologies, Inc.*                                                                                 45
     3,400    Varian Semiconductor Equipment Associates, Inc.*                                                           135
                                                                                                                  ----------
                                                                                                                       3,750
                                                                                                                  ----------
              SEMICONDUCTORS (1.0%)
    50,100    Advanced Micro Devices, Inc.*                                                                            1,081
    36,900    Analog Devices, Inc.                                                                                     1,200
   260,500    Atmel Corp.*                                                                                             1,318
     1,500    Diodes, Inc.*                                                                                               62
    77,500    Fairchild Semiconductor International, Inc.*                                                             1,265
    68,300    Integrated Device Technology, Inc.*                                                                      1,127
   205,100    Intel Corp.                                                                                              4,379
   302,900    Micron Technology, Inc.*                                                                                 4,422
    25,100    ON Semiconductor Corp.*                                                                                    162
     6,900    PortalPlayer, Inc.*                                                                                         92
     6,100    Silicon Image, Inc.*                                                                                        77
     1,600    Standard Microsystems Corp.*                                                                                51
   119,800    Texas Instruments, Inc.                                                                                  3,540
     2,200    Trident Microsystems, Inc.*                                                                                 46
     2,600    Zoran Corp.*                                                                                                39
                                                                                                                  ----------
                                                                                                                      18,861
                                                                                                                  ----------
              SYSTEMS SOFTWARE (0.9%)
   161,841    BMC Software, Inc.*                                                                                      5,270
       700    Macrovision Corp.*                                                                                          19
   371,100    Microsoft Corp.                                                                                         10,884
       500    MicroStrategy, Inc.*                                                                                        59
    34,400    Oracle Corp.*                                                                                              655
     1,100    Progress Software Corp.*                                                                                    30
                                                                                                                  ----------
                                                                                                                      16,917
                                                                                                                  ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              TECHNOLOGY DISTRIBUTORS (0.1%)
     1,900    Brightpoint, Inc.*                                                                                  $       26
     2,800    Global Imaging Systems, Inc.*                                                                               60
    32,500    Tech Data Corp.*                                                                                         1,359
                                                                                                                  ----------
                                                                                                                       1,445
                                                                                                                  ----------
              Total Information Technology                                                                           106,177
                                                                                                                  ----------
              MATERIALS (1.2%)
              ----------------
              ALUMINUM (0.1%)
    74,500    Alcoa, Inc.                                                                                              2,322
                                                                                                                  ----------
              COMMODITY CHEMICALS (0.1%)
    35,900    Celanese Corp.                                                                                             790
     2,200    Georgia Gulf Corp.                                                                                          45
    27,800    Lyondell Chemical Co.                                                                                      687
     2,600    Pioneer Companies, Inc.*                                                                                    70
    20,600    Westlake Chemical Corp.                                                                                    674
                                                                                                                  ----------
                                                                                                                       2,266
                                                                                                                  ----------
              CONSTRUCTION MATERIALS (0.0%)(a)
     2,600    Headwaters, Inc.*                                                                                           62
                                                                                                                  ----------
              DIVERSIFIED CHEMICALS (0.2%)
    40,500    Dow Chemical Co.                                                                                         1,620
     5,700    FMC Corp.                                                                                                  404
    17,200    PPG Industries, Inc.                                                                                     1,106
                                                                                                                  ----------
                                                                                                                       3,130
                                                                                                                  ----------
              DIVERSIFIED METALS & MINING (0.3%)
    55,000    Phelps Dodge Corp.                                                                                       6,765
                                                                                                                  ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.0%)(a)
     6,200    Monsanto Co.                                                                                               298
                                                                                                                  ----------
              PAPER PRODUCTS (0.0%)(a)
     1,200    Neenah Paper, Inc.                                                                                          41
                                                                                                                  ----------

36

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              SPECIALTY CHEMICALS (0.1%)
     5,800    Albemarle Corp.                                                                                     $      404
     6,900    Lubrizol Corp.                                                                                             327
     1,400    OM Group, Inc.*                                                                                             66
    10,700    Rohm & Haas Co.                                                                                            559
     4,900    W.R. Grace & Co.*                                                                                           90
                                                                                                                  ----------
                                                                                                                       1,446
                                                                                                                  ----------
              STEEL (0.4%)
     9,800    AK Steel Holding Corp.*                                                                                    162
    18,500    Carpenter Technology Corp.                                                                               1,976
     4,200    Chaparral Steel Co.                                                                                        195
     1,500    Cleveland-Cliffs, Inc.                                                                                      72
    51,900    Commercial Metals Co.                                                                                    1,508
    43,800    Nucor Corp.                                                                                              2,622
     1,500    Oregon Steel Mills, Inc.*                                                                                   94
     1,500    Quanex Corp.                                                                                                56
     8,200    United States Steel Corp.                                                                                  613
                                                                                                                  ----------
                                                                                                                       7,298
                                                                                                                  ----------
              Total Materials                                                                                         23,628
                                                                                                                  ----------
              TELECOMMUNICATION SERVICES (0.8%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
   212,600    AT&T, Inc.                                                                                               7,209
     7,100    BellSouth Corp.                                                                                            317
    17,400    CenturyTel, Inc.                                                                                           740
     4,200    CT Communications, Inc.                                                                                     86
     4,700    Eschelon Telecom, Inc.*                                                                                     85
    77,400    Qwest Communications International, Inc.*                                                                  595
   142,200    Verizon Communications, Inc.                                                                             4,969
                                                                                                                  ----------
                                                                                                                      14,001
                                                                                                                  ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
     2,500    ALLTEL Corp.                                                                                               142
     5,600    Sprint Nextel Corp.                                                                                        109
    27,000    Telephone & Data Systems, Inc.                                                                           1,395
     5,300    United States Cellular Corp.*                                                                              357
     1,700    USA Mobility, Inc.                                                                                          41
                                                                                                                  ----------
                                                                                                                       2,044
                                                                                                                  ----------
              Total Telecommunication Services                                                                        16,045
                                                                                                                  ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              UTILITIES (1.1%)
              ----------------
              ELECTRIC UTILITIES (0.6%)
    44,300    Allegheny Energy, Inc.*                                                                             $    1,965
    35,500    Edison International                                                                                     1,632
    86,800    FirstEnergy Corp.                                                                                        5,194
    78,200    PPL Corp.                                                                                                2,843
                                                                                                                  ----------
                                                                                                                      11,634
                                                                                                                  ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
    28,700    Constellation Energy Group, Inc.                                                                         1,969
    45,000    Mirant Corp.*                                                                                            1,369
    29,500    NRG Energy, Inc.*                                                                                        1,679
    30,240    TXU Corp.                                                                                                1,736
                                                                                                                  ----------
                                                                                                                       6,753
                                                                                                                  ----------
              MULTI-UTILITIES (0.2%)
     7,100    Ameren Corp.                                                                                               388
    24,200    OGE Energy Corp.                                                                                           949
    41,300    PG&E Corp.                                                                                               1,897
                                                                                                                  ----------
                                                                                                                       3,234
                                                                                                                  ----------
              Total Utilities                                                                                         21,621
                                                                                                                  ----------
              Total Common Stocks (cost: $566,939)                                                                   612,249
                                                                                                                  ----------

 PRINCIPAL
    AMOUNT
   $(000)/
    SHARES
----------
              PREFERRED SECURITIES (0.4%)

              FINANCIALS (0.4%)
              -----------------
              REGIONAL BANKS (0.2%)
    $3,000    Farm Credit Bank of Texas, Series 1, 7.56%, perpetual(d)                                                 3,261
                                                                                                                  ----------
              REINSURANCE (0.2%)
    45,000    Endurance Specialty Holdings Ltd., 7.75%, Series A                                                       1,161
    $3,000    Swiss Re Capital I L.P., 6.85%, perpetual(d),(e)                                                         3,200
                                                                                                                  ----------
                                                                                                                       4,361
                                                                                                                  ----------
              Total Financials                                                                                         7,622
                                                                                                                  ----------
              Total Preferred Securities (cost: $7,364)                                                                7,622
                                                                                                                  ----------

38

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              EXCHANGE-TRADED FUNDS (7.6%)
 1,017,518    iShares S&P 500 Index Fund(b)                                                                       $  143,216
                                                                                                                  ----------
              Total Exchange-Traded Funds (cost: $130,991)                                                           143,216
                                                                                                                  ----------
              Total U.S. Equity Securities (cost: $705,294)                                                          763,087
                                                                                                                  ----------
              INTERNATIONAL EQUITY SECURITIES (28.9%)

              COMMON STOCKS (26.2%)

              CONSUMER DISCRETIONARY (3.6%)
              -----------------------------
              ADVERTISING (0.2%)
   265,840    WPP Group plc                                                                                            3,527
                                                                                                                  ----------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
    47,450    LVMH Moet Hennessy Louis Vuitton S.A.(b)                                                                 4,921
                                                                                                                  ----------
              APPAREL RETAIL (0.4%)
   590,000    Esprit Holdings Ltd.                                                                                     6,117
    53,780    Next plc                                                                                                 1,882
                                                                                                                  ----------
                                                                                                                       7,999
                                                                                                                  ----------
              AUTO PARTS & EQUIPMENT (0.0%)(a)
    12,800    Autoliv, Inc.                                                                                              750
                                                                                                                  ----------
              AUTOMOBILE MANUFACTURERS (1.0%)
    77,950    Bayerische Motoren Werke AG                                                                              4,301
   139,200    Fiat S.p.A.*                                                                                             2,583
   131,600    Honda Motor Co. Ltd.                                                                                     4,661
   337,000    Mazda Motor Corp.                                                                                        2,311
    77,700    Toyota Motor Corp.                                                                                       4,712
                                                                                                                  ----------
                                                                                                                      18,568
                                                                                                                  ----------
              CASINOS & GAMING (0.3%)
   296,622    Ladbrokes plc                                                                                            2,351
   343,180    William Hill plc                                                                                         4,223
                                                                                                                  ----------
                                                                                                                       6,574
                                                                                                                  ----------
              COMPUTER & ELECTRONICS RETAIL (0.1%)
   531,900    DSG International plc                                                                                    2,039
                                                                                                                  ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              DEPARTMENT STORES (0.3%)
    31,700    PPR                                                                                                 $    4,836
                                                                                                                  ----------
              GENERAL MERCHANDISE STORES (0.2%)
   134,800    Seven & I Holdings Co., Ltd.                                                                             4,297
                                                                                                                  ----------
              HOMEBUILDING (0.2%)
    46,200    Barratt Developments plc                                                                                 1,003
     9,700    Bellway plc                                                                                                278
    57,200    Bovis Homes Group plc                                                                                    1,138
   150,000    Sekisui Chemical Co. Ltd.                                                                                1,268
                                                                                                                  ----------
                                                                                                                       3,687
                                                                                                                  ----------
              LEISURE PRODUCTS (0.1%)
     7,600    Nintendo Co. Ltd.                                                                                        1,812
                                                                                                                  ----------
              MOTORCYCLE MANUFACTURERS (0.1%)
    61,900    Yamaha Motor Co. Ltd.                                                                                    1,701
                                                                                                                  ----------
              MOVIES & ENTERTAINMENT (0.1%)
    40,970    Vivendi S.A.                                                                                             1,576
                                                                                                                  ----------
              PUBLISHING (0.1%)
    74,600    Wolters Kluwer N.V.                                                                                      2,090
                                                                                                                  ----------
              SPECIALTY STORES (0.1%)
   517,600    Signet Group plc                                                                                         1,191
                                                                                                                  ----------
              TEXTILES (0.0%)(a)
    91,000    Toyobo Co. Ltd.                                                                                            253
                                                                                                                  ----------
              TIRES & RUBBER (0.1%)
   113,800    Bridgestone Corp.                                                                                        2,492
                                                                                                                  ----------
              Total Consumer Discretionary                                                                            68,313
                                                                                                                  ----------

40

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              CONSUMER STAPLES (2.3%)
              -----------------------
              BREWERS (0.0%)(a)
    81,000    Scottish & Newcastle plc                                                                            $      860
                                                                                                                  ----------
              DISTILLERS & VINTNERS (0.4%)
   199,840    Diageo plc                                                                                               3,836
    15,990    Pernod Ricard S.A.(b)                                                                                    3,541
                                                                                                                  ----------
                                                                                                                       7,377
                                                                                                                  ----------
              FOOD DISTRIBUTORS (0.1%)
   404,600    Premier Foods plc                                                                                        2,169
                                                                                                                  ----------
              FOOD RETAIL (0.6%)
    25,980    Delhaize Group                                                                                           2,066
 1,099,624    Tesco plc                                                                                                8,457
                                                                                                                  ----------
                                                                                                                      10,523
                                                                                                                  ----------
              HOUSEHOLD PRODUCTS (0.4%)
   152,860    Reckitt Benckiser plc                                                                                    6,797
                                                                                                                  ----------
              PACKAGED FOODS & MEAT (0.4%)
    21,244    Nestle S.A.                                                                                              7,499
                                                                                                                  ----------
              PERSONAL PRODUCTS (0.2%)
   123,000    Kao Corp.                                                                                                3,315
    10,370    L'Oreal S.A.                                                                                             1,045
                                                                                                                  ----------
                                                                                                                       4,360
                                                                                                                  ----------
              TOBACCO (0.2%)
   167,600    British America Tobacco plc                                                                              4,741
                                                                                                                  ----------
              Total Consumer Staples                                                                                  44,326
                                                                                                                  ----------
              ENERGY (1.7%)
              -------------
              INTEGRATED OIL & GAS (0.9%)
    70,200    ENI S.p.A.                                                                                               2,298
    59,400    Gazprom OAO                                                                                              2,774
    12,800    OMV AG                                                                                                     687
    93,700    PTT Public Co. Ltd.                                                                                        600
    88,970    Royal Dutch Shell plc "A"                                                                                3,148

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
    70,650    Statoil ASA                                                                                         $    1,961
    74,010    Total S.A.(b)                                                                                            5,249
                                                                                                                  ----------
                                                                                                                      16,717
                                                                                                                  ----------
              OIL & GAS DRILLING (0.2%)
    32,800    Precision Drilling Trust                                                                                   816
   107,400    Saipem S.p.A.                                                                                            2,705
                                                                                                                  ----------
                                                                                                                       3,521
                                                                                                                  ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.6%)
   450,270    BG Group plc                                                                                             6,059
   170,700    BP plc                                                                                                   1,926
 1,473,500    CNOOC Ltd.                                                                                               1,303
    31,900    NovaTek OAO                                                                                              2,058
   119,500    PTT Exploration & Production plc GDR                                                                       366
                                                                                                                  ----------
                                                                                                                      11,712
                                                                                                                  ----------
              Total Energy                                                                                            31,950
                                                                                                                  ----------
              FINANCIALS (7.4%)
              -----------------
              CONSUMER FINANCE (0.1%)
    63,300    Aeon Credit Service Co., Ltd.                                                                            1,239
                                                                                                                  ----------
              DIVERSIFIED BANKS (2.9%)
    78,260    Banco Bilbao Vizcaya Argentaria S.A.                                                                     1,891
    34,700    Banco de Sabadell S.A.                                                                                   1,380
   313,590    Bangkok Bank Public Co. Ltd.                                                                             1,144
    36,520    BNP Paribas S.A.                                                                                         3,935
    54,500    Canadian Imperial Bank of Commerce(b)                                                                    4,281
   306,710    Capitalia S.p.A.                                                                                         2,823
   144,800    Commonwealth Bank of Australia                                                                           5,418
    97,900    Dexia                                                                                                    2,671
    44,200    Foreningssparbanken AB                                                                                   1,549
   383,000    Hokuhoku Financial Group, Inc.                                                                           1,413
    66,293    Julius Baer Holding Ltd. "B"                                                                             7,053
   463,250    Lloyds TSB Group plc                                                                                     4,922
   135,220    Northern Rock plc                                                                                        3,017
 1,862,000    PT Bank Central Asia Tbk                                                                                 1,077
   146,750    Royal Bank of Scotland Group plc                                                                         5,314
   563,000    Shinsei Bank Ltd.                                                                                        3,336

42

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
    18,100    State Bank of India Ltd. GDR                                                                        $    1,276
   178,800    Unibanco Uniao De Bancos Brasileiros S.A. (Unibanco) GDR                                                 1,517
                                                                                                                  ----------
                                                                                                                      54,017
                                                                                                                  ----------
              DIVERSIFIED CAPITAL MARKETS (0.3%)
    91,310    UBS AG                                                                                                   5,490
                                                                                                                  ----------
              INVESTMENT BANKING & BROKERAGE (0.2%)
   474,500    MAN Group plc                                                                                            4,421
                                                                                                                  ----------
              LIFE & HEALTH INSURANCE (0.4%)
   527,300    Legal & General Group plc                                                                                1,570
   343,600    Prudential plc                                                                                           4,461
    37,900    Sun Life Financial, Inc.(b)                                                                              1,618
                                                                                                                  ----------
                                                                                                                       7,649
                                                                                                                  ----------
              MULTI-LINE INSURANCE (1.1%)
    75,220    Assicurazioni Generali S.p.A.                                                                            3,272
    33,500    Assurances Generales de France (AGF)                                                                     4,964
   354,600    Aviva plc                                                                                                5,489
   140,790    AXA S.A.                                                                                                 5,333
    10,600    Baloise Holdings AG                                                                                      1,022
     6,600    Zurich Financial Services AG                                                                             1,716
                                                                                                                  ----------
                                                                                                                      21,796
                                                                                                                  ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
    14,210    ORIX Corp.                                                                                               3,892
    59,010    Toronto-Dominion Bank                                                                                    3,460
                                                                                                                  ----------
                                                                                                                       7,352
                                                                                                                  ----------
              PROPERTY & CASUALTY INSURANCE (0.6%)
    67,700    Axis Capital Holdings Ltd.                                                                               2,317
   335,765    QBE Insurance Group Ltd.                                                                                 6,858
     8,786    Swiss Life Holding                                                                                       2,163
                                                                                                                  ----------
                                                                                                                      11,338
                                                                                                                  ----------
              REGIONAL BANKS (1.1%)
   216,100    Banca Intesa S.p.A.                                                                                      1,527
    68,100    Banco Popolare di Verona e Novara(b)                                                                     1,914
    99,941    Credit Agricole S.A.                                                                                     4,231
    28,130    Erste Bank der oesterreichischen Sparkassen AG                                                           2,049
   136,000    Gunma Bank, Ltd.                                                                                           879
       391    Mizuho Financial Group, Inc.                                                                             2,878

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
    49,000    Natixis                                                                                             $    1,339
   801,650    UniCredito Italiano S.p.A.                                                                               6,922
                                                                                                                  ----------
                                                                                                                      21,739
                                                                                                                  ----------
              REINSURANCE (0.3%)
    13,300    PartnerRe Ltd.                                                                                             927
    45,143    Swiss Re                                                                                                 3,854
                                                                                                                  ----------
                                                                                                                       4,781
                                                                                                                  ----------
              Total Financials                                                                                       139,822
                                                                                                                  ----------
              HEALTH CARE (1.8%)
              ------------------
              HEALTH CARE EQUIPMENT (0.2%)
    19,800    Fresenius Medical Care AG                                                                                2,657
     8,710    Synthes, Inc.                                                                                            1,024
                                                                                                                  ----------
                                                                                                                       3,681
                                                                                                                  ----------
              PHARMACEUTICALS (1.6%)
     5,860    Actelion Ltd.*                                                                                           1,045
    23,260    AstraZeneca plc                                                                                          1,349
    20,700    Celesio AG                                                                                               1,060
   368,840    GlaxoSmithKline plc                                                                                      9,795
    36,840    Roche Holdings AG                                                                                        6,655
    42,270    Sanofi-Aventis S.A.                                                                                      3,712
    27,650    Stada Arzneimittel AG                                                                                    1,466
    68,600    Takeda Pharmaceutical Co., Ltd.                                                                          4,480
                                                                                                                  ----------
                                                                                                                      29,562
                                                                                                                  ----------
              Total Health Care                                                                                       33,243
                                                                                                                  ----------
              INDUSTRIALS (3.0%)
              ------------------
              AEROSPACE & DEFENSE (0.2%)
    26,700    MTU Aero Engines Holding AG                                                                              1,085
   131,600    Rolls-Royce Group plc*                                                                                   1,103
 4,829,720    Rolls-Royce Group plc "B" (acquired 10/11/2006; cost $9)(f),(g)                                             10
   111,280    Smiths Group plc                                                                                         1,987
                                                                                                                  ----------
                                                                                                                       4,185
                                                                                                                  ----------
              AIR FREIGHT & LOGISTICS (0.0%)(a)
    13,800    TNT N.V.                                                                                                   581
                                                                                                                  ----------

44

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              AIRLINES (0.3%)
    39,600    Air France KLM                                                                                      $    1,580
   247,400    British Airways plc*                                                                                     2,396
    55,050    Deutsche Lufthansa AG                                                                                    1,371
   362,700    Qantas Airways Ltd.                                                                                      1,417
                                                                                                                  ----------
                                                                                                                       6,764
                                                                                                                  ----------
              BUILDING PRODUCTS (0.5%)
   190,000    Asahi Glass Co. Ltd.                                                                                     2,245
    59,300    Compagnie De Saint Gobain                                                                                4,732
    92,480    Persimmon plc                                                                                            2,654
                                                                                                                  ----------
                                                                                                                       9,631
                                                                                                                  ----------
              CONSTRUCTION & ENGINEERING (0.0%)(a)
     8,300    Alfa Laval AB                                                                                              322
                                                                                                                  ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
    66,200    Tata Motors Ltd. ADR(b)                                                                                  1,196
                                                                                                                  ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
   129,000    Fuji Electric Holdings Co. Ltd.                                                                            706
    57,990    Legrand S.A.                                                                                             1,606
    60,600    Omron Corp.                                                                                              1,633
    50,974    Schneider Electric S.A.                                                                                  5,519
                                                                                                                  ----------
                                                                                                                       9,464
                                                                                                                  ----------
              HEAVY ELECTRICAL EQUIPMENT (0.2%)
   513,500    Mitsubishi Electric Corp.                                                                                4,671
                                                                                                                  ----------
              INDUSTRIAL MACHINERY (0.4%)
     7,200    Aalberts Industries N.V.                                                                                   584
   611,000    Ishikawajima-Harima Heavy Industries Co. Ltd.                                                            1,963
    54,400    Metso Corp.                                                                                              2,506
   177,000    Minebea Co. Ltd.                                                                                         1,228
    12,100    Wartsila Corp. OYJ "B"                                                                                     583
                                                                                                                  ----------
                                                                                                                       6,864
                                                                                                                  ----------
              RAILROADS (0.2%)
    35,930    Canadian National Railway Co.                                                                            1,691
    23,200    Canadian Pacific Railway Ltd.                                                                            1,290
                                                                                                                  ----------
                                                                                                                       2,981
                                                                                                                  ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              TRADING COMPANIES & DISTRIBUTORS (0.6%)
    94,700    Hagemeyer N.V.*                                                                                     $      450
   353,000    Itochu Corp.                                                                                             2,852
   959,000    Li & Fung Ltd.                                                                                           2,774
   568,000    Marubeni Corp.                                                                                           2,890
   145,000    Mitsui & Co., Ltd.                                                                                       1,979
                                                                                                                  ----------
                                                                                                                      10,945
                                                                                                                  ----------
              Total Industrials                                                                                       57,604
                                                                                                                  ----------
              INFORMATION TECHNOLOGY (1.9%)
              -----------------------------
              APPLICATION SOFTWARE (0.1%)
    26,500    Amdocs Ltd.*                                                                                             1,022
                                                                                                                  ----------
              COMMUNICATIONS EQUIPMENT (0.1%)
   375,860    LM Ericsson Telephone Co. "B" ADR                                                                        1,454
                                                                                                                  ----------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.7%)
    72,600    Canon, Inc.                                                                                              3,838
    21,600    FANUC Ltd.                                                                                               1,969
   490,680    Hon Hai Precision Industry Co., Ltd. GDR                                                                 7,021
   105,000    Yaskawa Electric Corp.(b)                                                                                1,155
                                                                                                                  ----------
                                                                                                                      13,983
                                                                                                                  ----------
              IT CONSULTING & OTHER SERVICES (0.3%)
    81,300    Cap Gemini S.A.                                                                                          4,955
   325,400    LogicaCMG plc                                                                                            1,127
                                                                                                                  ----------
                                                                                                                       6,082
                                                                                                                  ----------
              OFFICE ELECTRONICS (0.3%)
   285,000    Ricoh Co. Ltd.                                                                                           5,417
                                                                                                                  ----------
              SEMICONDUCTORS (0.4%)
    22,200    Elpida Memory, Inc.*                                                                                     1,081
    20,700    Rohm Co.                                                                                                 1,910
     8,052    Samsung Electronics Co. Ltd.                                                                             5,528
                                                                                                                  ----------
                                                                                                                       8,519
                                                                                                                  ----------
              Total Information Technology                                                                            36,477
                                                                                                                  ----------

46

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              MATERIALS (2.0%)
              ----------------
              CONSTRUCTION MATERIALS (0.3%)
    97,766    Cemex S.A. de C.V. ADR*                                                                             $    3,181
     7,745    Holcim Ltd.                                                                                                695
    14,300    Lafarge S.A.                                                                                             2,077
                                                                                                                  ----------
                                                                                                                       5,953
                                                                                                                  ----------
              DIVERSIFIED CHEMICALS (0.2%)
    67,340    Bayer AG                                                                                                 3,472
                                                                                                                  ----------
              DIVERSIFIED METALS & MINING (0.3%)
    53,958    Anglo American plc                                                                                       2,505
    79,870    BHP Billiton plc                                                                                         1,515
    35,300    Boliden AB                                                                                                 851
    11,000    Vedanta Resources plc                                                                                      274
                                                                                                                  ----------
                                                                                                                       5,145
                                                                                                                  ----------
              INDUSTRIAL GASES (0.3%)
    26,102    Air Liquide S.A.                                                                                         5,908
                                                                                                                  ----------
              SPECIALTY CHEMICALS (0.1%)
       220    Givaudan S.A.                                                                                              197
    32,500    Nitto Denko Corp.                                                                                        1,569
                                                                                                                  ----------
                                                                                                                       1,766
                                                                                                                  ----------
              STEEL (0.8%)
   140,200    Companhia Vale Do Rio Doce                                                                               3,302
   234,000    Kobe Steel Ltd.                                                                                            722
    64,200    Mittal Steel Co. N.V.                                                                                    2,644
    11,250    Salzgitter AG                                                                                            1,352
    47,900    ThyssenKrupp AG                                                                                          1,848
     6,800    VA Stahl AG                                                                                                337
    16,400    Vallourec S.A.                                                                                           4,405
                                                                                                                  ----------
                                                                                                                      14,610
                                                                                                                  ----------
              Total Materials                                                                                         36,854
                                                                                                                  ----------
              TELECOMMUNICATION SERVICES (1.4%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
   422,100    Cable & Wireless plc                                                                                     1,290
    64,600    PT Telekomunikasi ADR                                                                                    2,840

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
 1,397,530    Singapore Telecommunications Ltd.                                                                   $    2,615
   282,700    Telefonica S.A.                                                                                          5,724
                                                                                                                  ----------
                                                                                                                      12,469
                                                                                                                  ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.7%)
   115,900    America Movil S.A. de C.V. ADR "L"                                                                       5,154
   100,000    China Mobile Ltd.                                                                                          841
   527,000    Hutchison Telecommunications International Ltd.*                                                         1,149
    16,600    Mobistar S.A.                                                                                            1,394
   288,500    Telenor ASA                                                                                              4,953
                                                                                                                  ----------
                                                                                                                      13,491
                                                                                                                  ----------
              Total Telecommunication Services                                                                        25,960
                                                                                                                  ----------
              UTILITIES (1.1%)
              ----------------
              ELECTRIC UTILITIES (0.3%)
    78,500    Chugoku Electric Power Co., Inc.                                                                         1,689
    37,900    Hokkaido Electric Power Co., Inc.                                                                          933
    79,600    Korea Electric Power Corp. ADR(b)                                                                        1,711
    17,600    Red Electrica de Espana                                                                                    765
                                                                                                                  ----------
                                                                                                                       5,098
                                                                                                                  ----------
              GAS UTILITIES (0.1%)
    38,080    Gaz de France S.A.(b)                                                                                    1,644
   260,000    Tokyo Gas Co. Ltd.                                                                                       1,289
                                                                                                                  ----------
                                                                                                                       2,933
                                                                                                                  ----------
              MULTI-UTILITIES (0.5%)
    38,050    E. On AG                                                                                                 4,886
   114,700    Suez S.A.(b)                                                                                             5,507
                                                                                                                  ----------
                                                                                                                      10,393
                                                                                                                  ----------
              WATER UTILITIES (0.2%)
   103,200    Kelda Group plc                                                                                          1,871
   106,284    Pennon Group plc                                                                                         1,130
                                                                                                                  ----------
                                                                                                                       3,001
                                                                                                                  ----------
              Total Utilities                                                                                         21,425
                                                                                                                  ----------
              Total Common Stocks (cost: $399,192)                                                                   495,974
                                                                                                                  ----------

48

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              PREFERRED SECURITIES (0.7%)

              ENERGY (0.3%)
              -------------
              INTEGRATED OIL & GAS (0.3%)
   166,349    Petroleo Brasileiro S.A.                                                                            $    3,522
    22,500    Petroleo Brasileiro S.A. ADR                                                                             1,910
                                                                                                                  ----------
              Total Energy                                                                                             5,432
                                                                                                                  ----------
              FINANCIALS (0.3%)
              -----------------
              DIVERSIFIED BANKS (0.1%)
    40,800    Banco Itau S.A. ADR                                                                                      1,366
    12,900    Uniao De Bancos Brasileiros S.A. (Unibanco) GDR                                                          1,092
                                                                                                                  ----------
                                                                                                                       2,458
                                                                                                                  ----------
              PROPERTY & CASUALTY INSURANCE (0.1%)
    10,000    Axis Capital Holdings Ltd., Series B, 7.50%, perpetual                                                   1,049
                                                                                                                  ----------
              REINSURANCE (0.1%)
    60,000    Arch Capital Group Ltd., 8.00%, perpetual                                                                1,581
                                                                                                                  ----------
              Total Financials                                                                                         5,088
                                                                                                                  ----------
              HEALTH CARE (0.1%)
              ------------------
              BIOTECHNOLOGY (0.1%)
     8,700    Fresenius AG                                                                                             1,740
                                                                                                                  ----------
              Total Preferred Securities (cost: $11,463)                                                              12,260
                                                                                                                  ----------
              WARRANTS (0.0%)(a)

              MATERIALS (0.0%)(a)
              -------------------
              DIVERSIFED METALS & MINING (0.0%)(a)
    18,000    Dowa Mining (acquired 9/26/2006; cost $0)*(f),(g)                                                            -
                                                                                                                  ----------
              EXCHANGED-TRADED FUNDS (2.0%)
 2,756,315    iShares MSCI Japan Index Fund                                                                           38,065
                                                                                                                  ----------
              Total Exchange-Traded Funds (cost: $37,052)                                                             38,065
                                                                                                                  ----------
              Total International Equity Securities (cost: $447,707)                                                 546,299
                                                                                                                  ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              PRECIOUS METALS AND MINERALS SECURITIES (2.5%)

              GOLD (1.8%)

              AUSTRALIAN GOLD COMPANIES (0.1%)
   880,000    Lihir Gold Ltd.*(f)                                                                                 $    2,158
                                                                                                                  ----------
              EUROPEAN GOLD COMPANIES (0.1%)
    88,000    Randgold Resources Ltd. ADR*                                                                             2,018
                                                                                                                  ----------
              NORTH AMERICAN GOLD COMPANIES (1.5%)
    53,000    Agnico-Eagle Mines Ltd.                                                                                  2,328
    67,000    Barrick Gold Corp.(b)                                                                                    2,107
   420,000    Eldorado Gold Corp.*                                                                                     2,390
    50,400    Freeport-McMoRan Copper & Gold, Inc. "B"                                                                 3,169
   160,000    Gammon Lake Resources, Inc.*                                                                             2,438
    80,000    Goldcorp, Inc.                                                                                           2,494
   210,000    IAMGOLD Corp.                                                                                            2,019
   164,000    Kinross Gold Corp.*                                                                                      2,059
    73,000    Meridian Gold, Inc.*                                                                                     2,248
    44,000    Newmont Mining Corp.                                                                                     2,064
    66,000    Royal Gold, Inc.(b)                                                                                      2,103
   190,000    Yamana Gold, Inc.                                                                                        2,452
                                                                                                                  ----------
                                                                                                                      27,871
                                                                                                                  ----------
              SOUTH AMERICAN GOLD COMPANIES (0.1%)
    70,000    Compania de Minas Buenaventura S.A. ADR                                                                  1,998
                                                                                                                  ----------
              Total Gold                                                                                              34,045
                                                                                                                  ----------
              DIAMONDS (0.1%)
    57,000    Aber Diamond Corp.                                                                                       2,095
                                                                                                                  ----------
              PLATINUM GROUP METALS (0.5%)
    18,100    Anglo American Platinum Corp.                                                                            2,092
   156,512    Impala Platinum Holdings Ltd.                                                                            3,954
    37,000    Lonmin plc                                                                                               2,233
                                                                                                                  ----------
              Total Platinum Group Metals                                                                              8,279
                                                                                                                  ----------

50

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              SILVER (0.1%)
   310,000    Hecla Mining Co.*                                                                                   $    2,161
                                                                                                                  ----------
              Total Precious Metals and Minerals Securities (cost: $38,526)                                           46,580
                                                                                                                  ----------
              REAL ESTATE EQUITY SECURITIES (1.0%)

              REAL ESTATE MANAGEMENT & DEVELOPMENT (0.7%)
   261,000    Capitaland Ltd.                                                                                          1,060
    87,400    CB Richard Ellis Group, Inc. "A"*                                                                        2,878
 1,448,000    China Overseas Land and Investment Ltd.                                                                  1,582
   181,000    China Overseas Land and Investment Ltd. (Warrants)*                                                         95
   788,000    Hang Lung Properties Ltd.                                                                                1,757
     3,200    Jones Lang LaSalle, Inc.                                                                                   291
   133,000    Keppel Corp. Ltd.                                                                                        1,503
    58,000    Leopalace21 Corp.                                                                                        1,949
 1,001,000    Sino Land Co.                                                                                            1,881
                                                                                                                  ----------
                                                                                                                      12,996
                                                                                                                  ----------
              REITs - DIVERSIFIED (0.0%)(a)
     8,100    Liberty Property Trust, Inc.                                                                               415
     1,100    Newkirk Realty Trust, Inc.                                                                                  19
                                                                                                                  ----------
                                                                                                                         434
                                                                                                                  ----------
              REITs - MORTGAGE (0.2%)
     1,900    American Home Mortgage Investment Corp.                                                                     67
       600    Capital Trust, Inc.                                                                                         27
    79,400    CapitalSource, Inc.(b)                                                                                   2,161
    32,600    iStar Financial, Inc.                                                                                    1,526
     4,800    JER Investors Trust, Inc.                                                                                   95
     2,700    KKR Financial Corp.                                                                                         72
                                                                                                                  ----------
                                                                                                                       3,948
                                                                                                                  ----------
              REITs - OFFICE (0.1%)
    11,400    Boston Properties, Inc.                                                                                  1,334
     3,700    Cousins Properties, Inc.                                                                                   134
     5,100    Equity Office Properties Trust                                                                             246
     1,600    Franklin Street Properties Corp.                                                                            34
                                                                                                                  ----------
                                                                                                                       1,748
                                                                                                                  ----------
              REITs - SPECIALIZED (0.0%)(a)
     8,100    Rayonier, Inc.                                                                                             338
                                                                                                                  ----------
              Total Real Estate Equity Securities (cost: $15,946)                                                     19,464
                                                                                                                  ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                            MARKET
    AMOUNT                                                                       COUPON                                VALUE
     (000)    SECURITY                                                             RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------------------------
              BONDS (23.8%)

              CORPORATE OBLIGATIONS (15.2%)

              CONSUMER DISCRETIONARY (1.4%)
              -----------------------------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
              Kellwood Co.,
   $ 1,734       Debentures                                                        7.63%         10/15/2017       $    1,621
     1,000       Senior Notes                                                      7.88           7/15/2009            1,025
                                                                                                                  ----------
                                                                                                                       2,646
                                                                                                                  ----------
              BROADCASTING & CABLE TV (0.4%)
              Cox Enterprises, Inc.,
     2,000       Notes (e)                                                         8.00           2/15/2007            2,007
     2,000       Notes (e)                                                         7.38           6/15/2009            2,089
              Liberty Media Corp.,
     1,000       Senior Notes                                                      7.88           7/15/2009            1,050
     1,000       Senior Notes(b)                                                   5.70           5/15/2013              957
     2,000    Univision Communications, Inc., Senior Notes                         3.50          10/15/2007            1,954
                                                                                                                  ----------
                                                                                                                       8,057
                                                                                                                  ----------
              CASINOS & GAMING (0.1%)
     1,000    Harrahs Operating Co., Inc., Bonds                                   5.63           6/01/2015              859
                                                                                                                  ----------
              HOTELS, RESORTS, & CRUISE LINES (0.1%)
     2,000    Royal Caribbean Cruises Ltd., Senior Notes(b)                        7.25           6/15/2016            2,057
                                                                                                                  ----------
              HOUSEHOLD APPLIANCES (0.2%)
     4,000    Stanley Works Capital Trust I, Bonds(d)                              5.90          12/01/2045            3,793
                                                                                                                  ----------
              HOUSEWARES & SPECIALTIES (0.1%)
     2,000    Newell Rubbermaid, Inc., MTN, Series A(d)                            6.35           7/15/2028            2,028
                                                                                                                  ----------
              PUBLISHING (0.4%)
     2,000    Gannett Co., Notes                                                   5.75           6/01/2011            2,029
     2,000    Knight-Ridder, Inc., Notes                                           5.75           9/01/2017            1,910
     4,000    Scholastic Corp., Notes(h)                                           5.00           4/15/2013            3,566
                                                                                                                  ----------
                                                                                                                       7,505
                                                                                                                  ----------
              Total Consumer Discretionary                                                                            26,945
                                                                                                                  ----------

52

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                            MARKET
    AMOUNT                                                                       COUPON                                VALUE
     (000)    SECURITY                                                             RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------------------------
              CONSUMER STAPLES (0.3%)
              -----------------------
              DRUG RETAIL (0.1%)
   $ 2,500    CVS Corp., Lease Pass-Through Certificates(e),(i)                    6.04%         12/10/2028       $    2,551
                                                                                                                  ----------
              TOBACCO (0.2%)
              Universal Corp.,
     2,000       MTN, Series B                                                     7.88           2/15/2008            2,045
     1,000       MTN, Series C                                                     5.20          10/15/2013              938
                                                                                                                  ----------
                                                                                                                       2,983
                                                                                                                  ----------
              Total Consumer Staples                                                                                   5,534
                                                                                                                  ----------
              ENERGY (1.1%)
              -------------
              INTEGRATED OIL & GAS (0.2%)
     3,075    Merey Sweeny, LP, Senior Notes(e)                                    8.85          12/18/2019            3,672
                                                                                                                  ----------
              OIL & GAS EQUIPMENT & SERVICES (0.3%)
              Seacor Holdings, Inc.,
     2,000       Senior Notes                                                      7.20           9/15/2009            2,047
     3,000       Senior Notes                                                      5.88          10/01/2012            2,927
                                                                                                                  ----------
                                                                                                                       4,974
                                                                                                                  ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.4%)
     2,500    Sabine Pass LNG, LP, Notes(e)                                        7.25          11/30/2013            2,503
              Southwestern Energy Co.,
     2,000       MTN                                                               7.63           5/01/2027(j)         2,091
     2,000       MTN                                                               7.35          10/02/2017            2,085
                                                                                                                  ----------
                                                                                                                       6,679
                                                                                                                  ----------
              OIL & GAS REFINING & MARKETING (0.1%)
     2,000    Premcor Refining Group, Inc., Senior Note                            7.50           6/15/2015            2,100
       500    Ultramar Diamond Shamrock Corp., Senior Notes                        6.75          10/15/2037              555
                                                                                                                  ----------
                                                                                                                       2,655
                                                                                                                  ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
     2,000    K N Capital Trust III, Subordinated Debentures                       7.63           4/15/2028            1,943
                                                                                                                  ----------
              Total Energy                                                                                            19,923
                                                                                                                  ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                            MARKET
    AMOUNT                                                                       COUPON                                VALUE
     (000)    SECURITY                                                             RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------------------------
              FINANCIALS (7.6%)
              -----------------
              CONSUMER FINANCE (0.9%)
   $ 3,000    American Express Co., Subordinated
                 Debentures(d)                                                     6.80%          9/01/2066       $    3,240
              Ford Motor Credit Co.,
     2,000       Notes                                                             7.00          10/01/2013            1,921
     1,000       Senior Notes                                                      4.95           1/15/2008              982
     2,000    General Motors Acceptance Corp., Notes                               6.13           8/28/2007            2,000
     2,000    Household Finance Corp., Notes                                       6.38          10/15/2011            2,112
     3,000    HSBC Finance Corp., Notes                                            5.50           1/19/2016            3,055
     2,500    Nelnet, Inc., Notes(d)                                               7.40           9/29/2036            2,558
     2,000    SLM Corp., MTN, CPI Floating Rate Notes                              5.19(k)        6/01/2009            1,936
                                                                                                                  ----------
                                                                                                                      17,804
                                                                                                                  ----------
              DIVERSIFIED BANKS (0.3%)
     1,000    Emigrant Bancorp, Inc., Senior Notes(e)                              6.25           6/15/2014            1,016
     1,000    JPMorgan Chase & Co., Notes                                          4.50           1/15/2012              973
     2,000    Lloyds TSB Group plc, Bonds(d),(e)                                   6.27          12/31/2049            2,031
     1,091    U.S. Central Credit Union, Senior Notes                              2.70           9/30/2009            1,050
                                                                                                                  ----------
                                                                                                                       5,070
                                                                                                                  ----------
              LIFE & HEALTH INSURANCE (0.6%)
     2,000    Great-West Life & Annuity Insurance
                 Co., Bonds(d),(e)                                                 7.15           5/16/2046            2,141
     1,000    Lincoln National Corp., Bonds(d)                                     7.00           5/17/2066            1,075
     3,000    Phoenix Companies, Inc., Senior Notes                                6.68           2/16/2008            3,013
     4,000    Prudential Holdings, LLC, Bonds(e)                                   8.70          12/18/2023            5,005
                                                                                                                  ----------
                                                                                                                      11,234
                                                                                                                  ----------
              MULTI-LINE INSURANCE (1.0%)
     4,000    American General Finance Corp., MTN                                  5.40          12/01/2015            4,024
     1,000    ASIF Global Financing XIX, Senior Notes(e)                           4.90           1/17/2013              989
     2,000    Genworth Financial, Inc., Junior
                 Subordinated Notes(d)                                             6.15          11/15/2066            2,038
     4,000    ILFC E-Capital Trust II, Bonds(d),(e)                                6.25          12/21/2065            4,124
     4,500    Oil Casualty Insurance Ltd.,
                 Subordinated Debentures(e)                                        8.00           9/15/2034            4,618
     3,000    Oil Insurance Ltd., Notes(d),(e)                                     7.56          12/29/2049            3,145
                                                                                                                  ----------
                                                                                                                      18,938
                                                                                                                  ----------
              MULTI-SECTOR HOLDINGS (0.1%)
     2,500    Leucadia National Corp., Senior Notes                                7.00           8/15/2013            2,525
                                                                                                                  ----------

54

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                            MARKET
    AMOUNT                                                                       COUPON                                VALUE
     (000)    SECURITY                                                             RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------------------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
   $ 2,600    Bank of America Corp., Subordinated Notes                            9.38%          9/15/2009       $    2,892
     2,000    ZFS Finance USA Trust II, Bonds(d),(e)                               6.45          12/15/2065            2,061
                                                                                                                  ----------
                                                                                                                       4,953
                                                                                                                  ----------
              PROPERTY & CASUALTY INSURANCE (1.6%)
     2,000    21st Century Insurance Group, Senior Notes                           5.90          12/15/2013            2,010
     2,000    ACE INA Holdings, Inc., Senior Notes                                 5.88           6/15/2014            2,070
              Berkshire Hathaway Finance Corp.,
     5,000       Senior Notes                                                      4.85           1/15/2015            4,932
     2,000       Senior Notes                                                      4.75           5/15/2012            1,981
              Fidelity National Title Group, Inc.,
     2,000       Notes                                                             7.30           8/15/2011            2,124
     1,000       Notes                                                             5.25           3/15/2013              962
     3,000    Fund American Companies, Inc., Notes                                 5.88           5/15/2013            3,026
              Markel Corp.,
     1,000       Notes                                                             7.20           8/15/2007            1,010
     1,500       Senior Notes                                                      7.00           5/15/2008            1,530
     2,000       Senior Notes                                                      6.80           2/15/2013            2,106
       500       Senior Notes                                                      7.35           8/15/2034              552
     2,570    Ohio Casualty Corp., Notes                                           7.30           6/15/2014            2,790
     1,000    RLI Corp., Senior Notes                                              5.95           1/15/2014              995
     3,000    St. Paul Travelers Companies, Inc.,
                 Senior Notes                                                      5.50          12/01/2015            3,046
     1,000    W.R. Berkley Corp., Senior Notes                                     5.60           5/15/2015              998
                                                                                                                  ----------
                                                                                                                      30,132
                                                                                                                  ----------
              REGIONAL BANKS (1.1%)
     2,000    Bank of Hawaii, Notes                                                6.88           3/01/2009            2,060
     2,000    Colonial Bank, N.A., Subordinated Notes                              6.38          12/01/2015            2,090
     2,000    First Republic Bank Corp., Subordinated Notes                        7.75           9/15/2012            2,170
     4,000    Fulton Capital Trust I, Notes                                        6.29           2/01/2036            4,002
     1,000    Hudson United Bank, Subordinated Notes                               7.00           5/15/2012            1,083
     2,453    PNC Financial Services, Trust Preferred
                 Securities, Series C                                              8.88           3/15/2027            2,583
     1,000    PNC Preferred Funding Trust, Bonds(d),(e),(f),(i)                    6.52          12/31/2049            1,000
     3,000    Popular North America Capital Trust I, Bonds                         6.56           9/15/2034            3,002
     3,000    TCF National Bank, Subordinated Notes                                5.50           2/01/2016            3,018
       500    Union Planters Capital Trust                                         8.20          12/15/2026              520
                                                                                                                  ----------
                                                                                                                      21,528
                                                                                                                  ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                            MARKET
    AMOUNT                                                                       COUPON                                VALUE
     (000)    SECURITY                                                             RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------------------------
              REITs - DIVERSIFIED (0.1%)
   $ 2,000    Washington REIT, Senior Notes                                        5.25%          1/15/2014       $    1,992
                                                                                                                  ----------
              REITs - OFFICE (0.1%)
     1,000    Arden Realty, LP, Notes                                              5.25           3/01/2015            1,012
                                                                                                                  ----------
              REITs - RESIDENTIAL (0.1%)
     1,000    Post Apartment Homes, LP, Senior Notes                               5.45           6/01/2012              989
                                                                                                                  ----------
              REITs - RETAIL (0.3%)
     3,000    Pan Pacific Retail Properties, Inc., Notes                           5.25           9/01/2015            2,949
     3,000    Tanger Factory Outlets, Senior Notes                                 6.15          11/15/2015            3,091
                                                                                                                  ----------
                                                                                                                       6,040
                                                                                                                  ----------
              REITs - SPECIALIZED (0.2%)
     1,000    Hospitality Properties Trust, Senior Notes                           5.13           2/15/2015              967
     2,000    Nationwide Health Properties, Inc., Notes                            6.00           5/20/2015            2,010
     1,500    Ventas Realty LP                                                     6.75           4/01/2017            1,539
                                                                                                                  ----------
                                                                                                                       4,516
                                                                                                                  ----------
              SPECIALIZED FINANCE (0.1%)
     2,000    Financial Security Assurance Holdings Ltd.,
                 Junior Subordinated Notes(d),(e)                                  6.40          12/15/2066            2,031
                                                                                                                  ----------
              THRIFTS & MORTGAGE FINANCE (0.8%)
     1,000    Countrywide Financial Corp., MTN,
                 Series A, Bonds                                                   4.50           6/15/2010              980
     1,000    Countrywide Home Loan, Guaranteed Notes,
                 Series MTNL                                                       4.00           3/22/2011              955
              Independence Community Bank Corp.,
     2,000       Notes(d)                                                          3.50           6/20/2013            1,950
     3,000       Subordinated Notes(d)                                             3.75           4/01/2014            2,903
     3,000    Roslyn Bancorp, Inc., Senior Notes                                   7.50          12/01/2008            3,115
     2,000    Washington Mutual Preferred Funding,
                 Bonds(d),(e)                                                      6.53           3/29/2049            1,990
       500    Washington Mutual, Inc., Subordinated Notes                          4.63           4/01/2014              475
     2,000    World Savings Bank Federal Savings Bank, Notes                       4.13          12/15/2009            1,953
                                                                                                                  ----------
                                                                                                                      14,321
                                                                                                                  ----------
              Total Financials                                                                                       143,085
                                                                                                                  ----------

56

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                            MARKET
    AMOUNT                                                                       COUPON                                VALUE
     (000)    SECURITY                                                             RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------------------------
              HEALTH CARE (0.2%)
              ------------------
              HEALTH CARE EQUIPMENT (0.1%)
   $ 1,000    Baxter International, Inc., Notes                                    7.13%          2/01/2007       $    1,001
                                                                                                                  ----------
              MANAGED HEALTH CARE (0.1%)
     1,000    Coventry Health Care, Inc., Senior Notes                             6.13           1/15/2015            1,004
     2,135    Highmark, Inc., Senior Notes(e)                                      6.80           8/15/2013            2,274
                                                                                                                  ----------
                                                                                                                       3,278
                                                                                                                  ----------
              Total Health Care                                                                                        4,279
                                                                                                                  ----------
              INDUSTRIALS (0.7%)
              ------------------
              BUILDING PRODUCTS (0.3%)
     2,500    Masco Corp., Notes                                                   6.13          10/03/2016            2,548
     2,500    USG Corp., Notes(e)                                                  6.30          11/15/2016            2,521
                                                                                                                  ----------
                                                                                                                       5,069
                                                                                                                  ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
     2,295    Ametek, Inc., Senior Notes                                           7.20           7/15/2008            2,344
                                                                                                                  ----------
              RAILROADS (0.2%)
     3,000    TTX Co., Notes(e)                                                    5.40           2/15/2016            2,997
                                                                                                                  ----------
              TRUCKING (0.1%)
     2,750    Roadway Corp., Senior Notes                                          8.25          12/01/2008            2,889
                                                                                                                  ----------
              Total Industrials                                                                                       13,299
                                                                                                                  ----------
              INFORMATION TECHNOLOGY (0.1%)
              -----------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
     2,000    Fiserv, Inc., Notes                                                  4.00           4/15/2008            1,956
                                                                                                                  ----------
              MATERIALS (0.2%)
              ----------------
              DIVERSIFIED CHEMICALS (0.2%)
     4,000    ICI Wilmington, Inc., Notes                                          4.38          12/01/2008            3,939
                                                                                                                  ----------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     3,000    US Unwired, Inc., Secured Notes                                     10.00           6/15/2012            3,315
                                                                                                                  ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                            MARKET
    AMOUNT                                                                       COUPON                                VALUE
     (000)    SECURITY                                                             RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------------------------
              UTILITIES (3.4%)
              ----------------
              ELECTRIC UTILITIES (2.7%)
  $  2,000    Ameren Corp., Senior Secured Notes                                   5.10%         10/01/2019       $    1,903
     1,000    American Electric Power Co., Inc., Senior Notes                      4.71           8/16/2007              996
     2,000    Baltimore Gas & Electric Co., Notes(e)                               5.90          10/01/2016            2,053
     4,000    Black Hills Corp., Notes                                             6.50           5/15/2013            4,076
     3,475    Cedar Brakes II, LLC, Senior Notes, Series C(e)                      9.88           9/01/2013            3,887
     3,000    Entergy Louisiana, Inc., First Mortgage Bonds                        5.83          11/01/2010            3,006
     2,000    Entergy Mississippi, Inc., First Mortgage Bonds                      5.92           2/01/2016            2,014
       924    FPL Energy National Wind, LLC,
                 Secured Notes(e)                                                  5.61           3/10/2024              928
     2,000    FPL Group Capital, Inc., Bonds(d)                                    6.35          10/01/2066            2,068
     4,000    Monongahela Power Co., Notes, Series A                               7.36           1/15/2010            4,220
     2,000    Nevada Power Co., Notes, Series O                                    6.50           5/15/2018            2,126
     2,966    Oglethorpe Power Corp., Secured
                 Series Facility Bonds                                             6.97           6/30/2011            3,020
     3,575    Power Contract Financing, Senior Notes(e)                            6.26           2/01/2010            3,607
     2,000    PPL Capital Funding, Inc., Guaranteed Notes,
                 Series A                                                          4.33           3/01/2009            1,954
     3,000    PPL Energy Supply, LLC, Bonds, Series A                              5.70          10/15/2015            3,003
     3,000    Texas-New Mexico Power Co., Notes                                    6.13           6/01/2008            3,014
     3,000    Tristate General & Transport Association,
                 Bonds(e)                                                          6.04           1/31/2018            3,065
     2,000    TXU Electricity Ltd., Senior Notes,
                 Series TCRS (INS)                                                 7.25          12/01/2016            2,294
     2,000    TXU Energy Co., LLC, Senior Notes                                    7.00           3/15/2013            2,119
     1,000    West Penn Power Co., Notes                                           6.63           4/15/2012            1,056
                                                                                                                  ----------
                                                                                                                      50,409
                                                                                                                  ----------
              GAS UTILITIES (0.4%)
     3,000    Boardwalk Pipelines, LLC, Notes                                      5.50           2/01/2017            2,951
     1,000    Enbridge Energy Partners, LP, Senior Notes                           5.35          12/15/2014              981
     2,000    Noram Energy Corp., Debentures                                       6.50           2/01/2008            2,024
     1,040    Northern Border Partners, LP, Senior Notes,
                 Series A                                                          8.88           6/15/2010            1,150
     1,000    Valero Logistics Operations, LP, Senior Notes                        6.05           3/15/2013            1,022
                                                                                                                  ----------
                                                                                                                       8,128
                                                                                                                  ----------
              MULTI-UTILITIES (0.3%)
     2,000    PSEG Funding Trust, Notes                                            5.38          11/16/2007            1,999
     2,000    Sempra Energy ESOP, Series 1999(e)                                   4.21          11/01/2014(j)         1,989

58

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                            MARKET
    AMOUNT                                                                       COUPON                                VALUE
     (000)    SECURITY                                                             RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------------------------
  $  2,000    WPS Resources Corp., Notes(d)                                        6.11%         12/01/2066       $    2,019
                                                                                                                  ----------
                                                                                                                       6,007
                                                                                                                  ----------
              Total Utilities                                                                                         64,544
                                                                                                                  ----------
              Total Corporate Obligations (cost: $286,448)                                                           286,819
                                                                                                                  ----------
              EURODOLLAR AND YANKEE OBLIGATIONS (3.4%)(l)

              ENERGY (0.8%)
              -------------
              INTEGRATED OIL & GAS (0.2%)
     2,000    BP Capital plc, Guaranty Notes                                       2.75          12/29/2006            1,997
              PEMEX Finance Ltd.,
     1,700       Notes                                                             9.03           2/15/2011            1,864
     1,000       Senior Notes                                                      8.88          11/15/2010            1,080
                                                                                                                  ----------
                                                                                                                       4,941
                                                                                                                  ----------
              OIL & GAS DRILLING (0.1%)
     1,563    Delek & Avner-Yam Tethys Ltd., Secured Notes(e)                      5.33           8/01/2013            1,531
                                                                                                                  ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.5%)
     2,000    Canadian Oil Sands Ltd., Notes(e)                                    5.80           8/15/2013            2,029
     5,000    EOG Resources Canada, Inc., Senior Notes(e)                          4.75           3/15/2014            4,872
     2,000    RAS Laffan Liquefied Natural Gas Co. Ltd. II,
                 Bonds, Series A(e)                                                5.30           9/30/2020            1,961
                                                                                                                  ----------
                                                                                                                       8,862
                                                                                                                  ----------
              Total Energy                                                                                            15,334
                                                                                                                  ----------
              FINANCIALS (2.4%)
              -----------------
              DIVERSIFIED BANKS (1.1%)
     3,000    BOI Capital Funding Number 3, LP, Guaranteed
                 Bonds(d),(e)                                                      6.11           1/29/2049            3,002
     1,500    Chuo Mitsui Trust & Banking Co.,
                 Subordinated Notes (d),(e)                                        5.51          12/31/2049            1,458
     3,000    HBOS plc, Subordinated Notes(d),(e)                                  6.41           9/29/2049            3,071
     2,500    Landsbanki Islands hf, Notes(e)                                      6.10           8/25/2011            2,564
     1,500    Mizuho Capital Investment 1 Ltd.,
                 Subordinated Bonds (d),(e)                                        6.69           6/30/2046            1,543
     2,000    MUFG Capital Finance 1 Ltd., Guaranteed
                 Preferred Bonds(d)                                                6.35           7/29/2049            2,070

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                            MARKET
    AMOUNT                                                                       COUPON                                VALUE
     (000)    SECURITY                                                             RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------------------------
  $  2,000    National Capital Trust II, Subordinated
                 Notes(d),(e)                                                      5.49%         12/29/2049       $    1,968
     1,000    Nordea Bank AB, Subordinated Notes(d),(e)                            5.42          12/29/2049              976
     2,000    Skandinaviska Enskilda Banken AB, Bonds(d),(e)                       5.47           3/29/2049            1,975
     2,000    UFJ Finance Aruba AEC, Notes                                         8.75          11/29/2049            2,118
                                                                                                                  ----------
                                                                                                                      20,745
                                                                                                                  ----------
              PROPERTY & CASUALTY INSURANCE (0.1%)
     1,000    AXIS Capital Holdings Ltd., Senior Notes                             5.75          12/01/2014            1,011
     1,145    Mantis Reef Ltd. II, Notes(e)                                        4.80          11/03/2009            1,124
                                                                                                                  ----------
                                                                                                                       2,135
                                                                                                                  ----------
              REGIONAL BANKS (0.3%)
     3,000    Glitnir Banki hf, Notes(d),(e)                                       7.45           9/14/2049            3,196
     2,000    Kaupthing Bank hf, Notes(e)                                          7.13           5/19/2016            2,148
                                                                                                                  ----------
                                                                                                                       5,344
                                                                                                                  ----------
              REINSURANCE (0.9%)
     2,500    Allied World Assurance Holdings, Ltd.,
                 Senior Notes                                                      7.50           8/01/2016            2,744
     2,000    Endurance Specialty Holdings, Ltd.,
                 Senior Notes                                                      6.15          10/15/2015            2,030
     5,000    Montpelier Re Holdings Ltd., Senior Notes                            6.13           8/15/2013            4,942
     5,000    Platinum Underwriters Finance, Inc., Notes,
                 Series B                                                          7.50           6/01/2017            5,300
     2,000    Stingray Pass-Through Trust Certificates(e)                          5.90           1/12/2015            1,870
                                                                                                                  ----------
                                                                                                                      16,886
                                                                                                                  ----------
              Total Financials                                                                                        45,110
                                                                                                                  ----------
              MATERIALS (0.2%)
              ----------------
              DIVERSIFIED METALS & MINING (0.1%)
     2,000    Glencore Funding, LLC, Notes(e)                                      6.00           4/15/2014            1,974
                                                                                                                  ----------
              PAPER PRODUCTS (0.1%)
     1,000    Domtar, Inc., Notes                                                  5.38          12/01/2013              881
                                                                                                                  ----------
              Total Materials                                                                                          2,855
                                                                                                                  ----------
              Total Eurodollar and Yankee Obligations
                 (cost: $62,229)                                                                                      63,299
                                                                                                                  ----------

60

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                            MARKET
    AMOUNT                                                                       COUPON                                VALUE
     (000)    SECURITY                                                             RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------------------------
              ASSET-BACKED SECURITIES (0.7%)

              FINANCIALS (0.6%)
              -----------------
              ASSET-BACKED FINANCING (0.6%)
  $  2,074    Aerco Ltd., Series 2A, Class A4(e)                                   5.84%(k)       7/15/2025       $    2,017
     1,313    Airport Airplanes, Pass-Through Certificates,
                 Series 1R, Class A8, EETC                                         5.70(k)        3/15/2019            1,248
     4,000    ARG Funding Corp., Series 2005-1A,
                 Class A3(e)                                                       4.29           4/20/2011            3,925
     2,000    Chase Credit Card Owner Trust, Series 2002-5,
                 Class A                                                           5.42(k)       10/15/2009            2,002
     1,964    Trinity Rail Leasing L.P., Series 2006-1A,
                 Class A1(e)                                                       5.90           5/14/2036            2,020
                                                                                                                  ----------
              Total Financials                                                                                        11,212
                                                                                                                  ----------
              INDUSTRIALS (0.1%)
              ------------------
              AIRLINES (0.1%)
              America West Airlines, Inc., Pass-Through
                 Certificates,
       756       Series 1996-1, Class A, EETC                                      6.85           7/02/2009              757
     1,825       Series 1999-1, Class G, EETC (INS)                                7.93           1/02/2019            1,968
                                                                                                                  ----------
              Total Industrials                                                                                        2,725
                                                                                                                  ----------
              Total Asset-Backed Securities (cost: $13,761)                                                           13,937
                                                                                                                  ----------
              COMMERCIAL MORTGAGE SECURITIES (3.5%)

              FINANCIALS (3.5%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (3.5%)
     2,845    Banc of America Commercial Mortgage Inc.,
                 Series 2000-2, Class A1                                           7.02           9/15/2032            2,921
     5,000    Chase Commercial Mortgage Securities Corp.,
                 Series 2000-2, Class A2(h)                                        7.63           7/15/2032            5,413
     5,000    Chase Commercial Mortgage Securities Corp.,
                 Series 2000-3, Class A2                                           7.32          10/15/2032            5,345
     1,000    Commercial Mortgage Asset Trust,
                 Series 1999-C1, Class A4                                          6.98           1/17/2032            1,097

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                            MARKET
    AMOUNT                                                                       COUPON                                VALUE
     (000)    SECURITY                                                             RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------------------------
              Commercial Mortgage Trust, Pass-Through
                 Certificates,
  $  2,000       Series 2005- LP5, Class GMB1(e)                                   5.15%          5/10/2043       $    1,994
     5,000       Series 2004-LB4A, Class A4                                        4.58          10/15/2037            4,886
              Credit Suisse First Boston Mortgage Securities
                 Corp.,
     5,000       Series 2000-C1, Class A2(h)                                       7.55           4/15/2062            5,333
     1,309       Series 2001-CK6, Class A2                                         6.10           8/15/2036            1,323
     5,000    First Union National Bank Commercial
                 Mortgage Trust, Series 1999-C4, Class A2                          7.39          12/15/2031            5,278
     1,000    GE Capital Commercial Mortgage Corp.,
                 Series 2001-3, Class A2                                           6.07           6/10/2038            1,046
     3,000    Government Lease Trust, Series 1999-GSA1,
                 Class A4(e)                                                       6.48           5/18/2011            3,094
              GS Mortgage Securities Corp. II,
     1,000       Series 2001-GL3A, Class A2(e)                                     6.45           8/05/2018            1,060
     4,000       Series 2003-C1, Class A2B                                         4.30           1/10/2040            3,898
     2,000    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp., Series 2006-LDP6,
                 Class A-SB                                                        5.49           4/15/2043            2,044
     4,000    LB-UBS Commercial Mortgage Trust,
                 Series 2006-C4, Class A2                                          5.87           6/15/2032            4,142
              Merrill Lynch Mortgage Investors, Inc.,
     1,857       Series 1998-C1, Class A2                                          6.48          11/15/2026            1,881
       917       Series 1999-C1, Class A2                                          7.56          11/15/2031              962
              Morgan Stanley Capital I, Inc.,
     1,000       Series 1998-XL1, Class H(e)                                       6.92           6/03/2030            1,006
     4,000       Series 2006-T23, Class AAB                                        5.80           8/12/2041            4,187
     1,000    Nationslink Funding Corp., Pass-Through
                 Certificates, Series 1999-1, Class F(e)                           7.05           1/20/2031            1,035
     2,000    Prudential Mortgage Capital Funding, LLC,
                 Series 2001-ROCK, Class B                                         6.76           5/10/2034            2,139
     3,354    TIAA Real Estate Co. Ltd., Series 2001 C1A,
                 Class A-3(e)                                                      6.56           6/19/2026            3,404
     3,000    Wachovia Bank Commercial Mortgage Trust,
                 Pass-Through Certificates, Series 2005-C19,
                 Class A-4                                                         4.61           5/15/2044            2,953
                                                                                                                  ----------
                                                                                                                      66,441
                                                                                                                  ----------

62

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                            MARKET
    AMOUNT                                                                       COUPON                                VALUE
     (000)    SECURITY                                                             RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------------------------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)(a),(m)
   $ 9,250    Bear Stearns Commercial Mortgage
                 Securities, Inc., Series 2004-ESA,
                 Class X1 (acquired 6/17/2004;
                 cost $538)(e),(g)                                                 2.06%          5/14/2016       $      415
                                                                                                                  ----------
              Total Financials                                                                                        66,856
                                                                                                                  ----------
              Total Commercial Mortgage Securities (cost: $66,183)                                                    66,856
                                                                                                                  ----------
              U.S. GOVERNMENT AGENCY ISSUES (0.6%)(c)

              ASSET-BACKED FINANCING (0.1%)
     2,390    U.S. Small Business Administration, Participation
                 Certificates, Series 2003-20 F                                    4.07           6/01/2023            2,288
                                                                                                                  ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)(m)
    36,811 Government National Mortgage Assn.,
                 Series 2003-59, Class XB                                          2.15           7/16/2010              968
                                                                                                                  ----------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.2%)
              Fannie Mae(+),
       469       Pool 610989                                                       6.50          10/01/2016              481
       367       Pool 535164                                                       7.00           2/01/2030              379
       220       Pool 547483                                                       7.00           8/01/2030              227
              Government National Mortgage Assn. I,
       178       Pool 340945                                                       6.50           5/15/2023              184
       326       Pool 352106                                                       6.50           8/15/2023              336
       109       Pool 366762                                                       6.50           4/15/2024              113
       513       Pool 577423                                                       6.50           1/15/2032              529
        32       Pool 206743                                                       7.50           3/15/2017               33
        95       Pool 207904                                                       7.50           3/15/2017               99
        14       Pool 207950                                                       7.50           3/15/2017               15
        11       Pool 166093                                                       8.00           6/15/2016               11
         4       Pool 166108                                                       8.00           6/15/2016                4
         6       Pool 177786                                                       8.00           9/15/2016                6
        23       Pool 186000                                                       8.00          11/15/2016               24
        28       Pool 193968                                                       8.00          12/15/2016               30
        34       Pool 203822                                                       8.00           3/15/2017               36
         2       Pool 034140                                                       8.50           9/15/2009                2
         8       Pool 138007                                                       8.50           6/15/2016                8
         6       Pool 164021                                                       8.50           6/15/2016                7
        23       Pool 159980                                                       8.50           7/15/2016               25

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                            MARKET
    AMOUNT                                                                       COUPON                                VALUE
     (000)    SECURITY                                                             RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------------------------
              Government National Mortgage Assn. I,
   $     4       Pool 176311                                                       8.50%          9/15/2016       $        4
         1       Pool 177247                                                       8.50           9/15/2016                2
        12       Pool 174005                                                       8.50          12/15/2016               13
        21       Pool 197279                                                       8.50          12/15/2016               22
         2       Pool 197400                                                       8.50           1/15/2017                3
        19       Pool 201986                                                       8.50           1/15/2017               20
        12       Pool 185270                                                       8.50           2/15/2017               13
         3       Pool 157116                                                       9.00           6/15/2016                3
         2       Pool 166282                                                       9.00           7/15/2016                2
         2       Pool 164502                                                       9.00           8/15/2016                2
         4       Pool 172663                                                       9.00           9/15/2016                5
         2       Pool 170810                                                       9.00          10/15/2016                2
         9       Pool 031433                                                       9.50           6/15/2009                9
         1       Pool 032271                                                       9.50           6/15/2009                1
        15       Pool 034679                                                       9.50           6/15/2009               16
         4       Pool 035052                                                       9.50           9/15/2009                4
         5       Pool 167971                                                       9.50           7/15/2016                6
        17       Pool 172771                                                       9.50           9/15/2016               19
         3       Pool 185417                                                       9.50          11/15/2016                3
        17       Pool 186335                                                       9.50          11/15/2016               19
         4       Pool 187909                                                       9.50          11/15/2016                4
        47       Pool 189802                                                       9.50           4/15/2017               51
         9       Pool 225137                                                       9.50           8/15/2017                9
         8       Pool 037733                                                      10.00          11/15/2009                9
        12       Pool 037888                                                      10.00          11/15/2009               12
         3       Pool 037889                                                      10.00          11/15/2009                3
         9       Pool 036897                                                      10.00          12/15/2009                9
         4       Pool 059731                                                      11.50           3/15/2013                4

              GOVERNMENT NATIONAL MORTGAGE ASSN. II,
       392       Pool 002934                                                       7.50           6/20/2030              408
        98       Pool 003070                                                       7.50           4/20/2031              102
       355       Pool 002958                                                       8.00           8/20/2030              376
                                                                                                                  ----------
                                                                                                                       3,704
                                                                                                                  ----------
              OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.2%)
     1,667    Perforadora Centrale S.A. de C.V. "A",
                 Guaranteed Bond, Series A, Title XI                               5.24          12/15/2018            1,698
     3,333    Rowan Companies, Inc., Guaranteed Bond, Title XI                     2.80          10/20/2013            3,107
                                                                                                                  ----------
                                                                                                                       4,805
                                                                                                                  ----------
              Total U.S. Government Agency Issues (cost: $11,894)                                                     11,765
                                                                                                                  ----------

64

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                            MARKET
    AMOUNT                                                                       COUPON                                VALUE
     (000)    SECURITY                                                             RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------------------------
              U.S. TREASURY SECURITIES (0.1%)

              BONDS
  $  2,000    4.50%, 2/15/2036(b)(cost: $1,864)                                    4.50%          2/15/2036       $    1,981
                                                                                                                  ----------
              MUNICIPAL BONDS (0.3%)

              CASINOS & GAMING (0.1%)
     2,000    Mashantucket (Western) Pequot Tribe, CT, RB(e)                       5.91           9/01/2021            1,989
                                                                                                                  ----------
              COMMUNITY SERVICE (0.0%)(a)
       650    Jicarilla Apache Nation, NM, RB                                      2.95          12/01/2006              650
                                                                                                                  ----------
              GAS UTILITIES (0.1%)
     1,604    California Maritime Infrastructure Auth. RB,
                 Series 1999                                                       6.63          11/01/2009            1,607
                                                                                                                  ----------
              HOSPITAL (0.1%)
     1,930    Rhode Island State Health & Education RB,
                 Series C (LOC - Citizens Bank of Rhode Island)                    3.60           9/15/2033(j)         1,898
                                                                                                                  ----------
              Total Municipal Bonds (cost: $6,227)                                                                     6,144
                                                                                                                  ----------
              Total Bonds (cost: $448,606)                                                                           450,801
                                                                                                                  ----------
              MONEY MARKET INSTRUMENTS (3.0%)

              COMMERCIAL PAPER (1.0%)

              CONSUMER STAPLES (0.3%)
              -----------------------
              PACKAGED FOODS & MEAT (0.3%)
     6,000    Kraft Foods, Inc.                                                    5.33          12/01/2006            6,000
                                                                                                                  ----------
              FINANCIALS (0.5%)
              -----------------
              ASSET-BACKED FINANCING (0.3%)
     5,888    Sunbelt Funding Corp.(e),(n)                                         5.30          12/04/2006            5,886
                                                                                                                  ----------
              THRIFTS & MORTGAGE FINANCE (0.2%)
     3,876    Countrywide Financial Corp.                                          5.32          12/04/2006            3,874
                                                                                                                  ----------
              Total Financials                                                                                         9,760
                                                                                                                  ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                            MARKET
    AMOUNT                                                                       COUPON                                VALUE
     (000)    SECURITY                                                             RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------------------------
              UTILITIES (0.2%)
              ----------------
              MULTI-UTILITIES (0.2%)
  $  3,250    WPS Resources Corp.(e),(n)                                           5.31%         12/01/2006       $    3,250
                                                                                                                  ----------
              Total Commercial Paper                                                                                  19,010
                                                                                                                  ----------
              DISCOUNT NOTES (0.2%)
              ---------------------
              U.S. GOVERNMENT (0.2%)
     3,133    Farmer Mac(c),(+)                                                    5.18(r)       12/01/2006            3,133
                                                                                                                  ----------
              VARIABLE-RATE DEMAND NOTES (0.3%)(o)

              FINANCIALS (0.1%)
              -----------------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
     1,715    145 Associates Ltd., Notes, Series 2000
                 (LOC - Sky Bank)                                                  6.34          10/01/2020            1,715
                                                                                                                  ----------
              HEALTH CARE (0.2%)
              ------------------
              HEALTH CARE FACILITIES (0.2%)
     3,880    Louisiana Public Facilities Auth., RB,
                 Series 2002D (LOC - Capital One, N.A.)                            6.03           7/01/2028            3,880
                                                                                                                  ----------
              UTILITIES (0.0%)(a)
              -------------------
              MULTI-UTILITIES (0.0%)(a)
       855    Sempra Energy ESOP, Series 1999A(e)                                  5.90          11/01/2014              855
                                                                                                                  ----------
              Total Variable-Rate Demand Notes                                                                         6,450
                                                                                                                  ----------
    NUMBER
 OF SHARES
----------
              MONEY MARKET FUNDS (1.5%)
29,111,087    SSgA Prime Money Market Fund                                         5.20(p)                -           29,111
                                                                                                                  ----------
              Total Money Market Instruments (cost: $57,704)                                                          57,704
                                                                                                                  ----------

66

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                            MARKET
    AMOUNT                                                                       COUPON                                VALUE
     (000)    SECURITY                                                             RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS PURCHASED WITH
              CASH COLLATERAL FROM SECURITIES LOANED (2.8%)

              CORPORATE OBLIGATIONS (1.9%)

              FINANCIALS (1.9%)
              -----------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.9%)
  $ 20,000    Canadian Imperial Bank of Commerce, Yankee CD                        5.47%(k)       1/30/2007       $   20,005
    15,000    Five Finance, Inc.                                                   5.37(k)       12/01/2006           15,000
                                                                                                                  ----------
              Total Corporate Obligations                                                                             35,005
                                                                                                                  ----------
              REPURCHASE AGREEMENTS (0.9%)(q)
    17,000       Credit Suisse First Boston LLC Repo, 5.30%, acquired on
                 11/30/2006 and due 12/01/2006 at $17,000 (collateralized by
                 $17,630 of Freddie Mac Discount Notes(c),(+), 5.28%(r), due
                 3/23/2007; market value $17,344)                                                                     17,000
                                                                                                                  ----------
    NUMBER
 OF SHARES
----------
              MONEY MARKET FUNDS (0.0%)(a)
   349,047    AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.26%(p)                                            349
                                                                                                                  ----------
              Total Short-Term Investments Purchased With Cash Collateral
                 From Securities Loaned (cost: $52,354)                                                               52,354
                                                                                                                  ----------

              TOTAL INVESTMENTS (cost: $1,766,137)                                                                $1,936,289
                                                                                                                  ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 34.8% of net assets at November 30, 2006.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         iSHARES - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

         PORTFOLIO DESCRIPTION ABBREVIATIONS

         CD        Certificate of Deposit

         CPI       Consumer Price Index

         EETC      Enhanced Equipment Trust Certificate

         ESOP      Employee Stock Ownership Plan

         MTN       Medium-Term Note

         RB        Revenue Bond

         REIT      Real Estate Investment Trust

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company or other corporation, or a collateral trust may

68

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

         provide the enhancement. The enhancements do not guarantee the market values of the securities.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

         (INS) Scheduled principal and interest payments are insured by AMBAC Assurance Corp.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Represents less than 0.1% of net assets.

         (b) The security or a portion thereof was out on loan as of November 30, 2006.

         (c) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (d) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer.

         (e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

         (f) Security was fair valued at November 30, 2006, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

         (g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at November 30, 2006, was $425,000, which represented less than 0.1% of the Fund's net assets.

         (h) At November 30, 2006, portions of these securities were segregated to cover when-issued purchases.

         (i) At November 30, 2006, the aggregate market value of securities purchased on a when-issued basis was $3,551,000.

         (j) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         (k) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at November 30, 2006.

         (l) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

         (m) Interest-only commercial mortgage-backed securities (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated

70

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

             timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (n) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (o) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         (p) Rate represents the money market fund annualized seven-day yield at November 30, 2006.

         (q) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

             marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (r) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         * Non-income-producing security for the 12 months preceding November 30, 2006.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

72

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
      on loan of $49,633) (identified cost of $1,766,137)                         $1,936,289
   Cash denominated in foreign currencies (identified cost of $697)                      713
   Receivables:
      Capital shares sold                                                              1,004
      Dividends and interest                                                           8,922
      Securities sold                                                                 37,553
      Other                                                                               23
   Unrealized appreciation on foreign currency contracts held, at value                   38
                                                                                  ----------
         Total assets                                                              1,984,542
                                                                                  ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                52,354
      Securities purchased                                                            35,170
      Capital shares redeemed                                                            586
   Bank overdraft                                                                      3,118
   Accrued management fees                                                             1,097
   Accrued transfer agent's fees                                                          17
   Other accrued expenses and payables                                                    44
                                                                                  ----------
         Total liabilities                                                            92,386
                                                                                  ----------
            Net assets applicable to capital shares outstanding                   $1,892,156
                                                                                  ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                $1,494,343
   Accumulated undistributed net investment income                                    34,814
   Accumulated net realized gain on investments                                      192,854
   Net unrealized appreciation of investments                                        170,152
   Net unrealized depreciation of foreign currency translations                           (7)
                                                                                  ----------
            Net assets applicable to capital shares outstanding                   $1,892,156
                                                                                  ==========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                        65,188
                                                                                  ==========
   Net asset value, redemption price, and offering price per share                $    29.03
                                                                                  ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CORNERSTONE STRATEGY FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2006 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $294)                                $ 10,048
   Interest                                                                           13,823
   Securities lending (net)                                                              263
                                                                                    --------
      Total income                                                                    24,134
                                                                                    --------
EXPENSES
   Management fees                                                                     6,330
   Administration and servicing fees                                                   1,326
   Transfer agent's fees                                                               1,948
   Custody and accounting fees                                                           335
   Postage                                                                               397
   Shareholder reporting fees                                                             91
   Trustees' fees                                                                          5
   Registration fees                                                                      32
   Professional fees                                                                      46
   Other                                                                                  18
                                                                                    --------
      Total expenses                                                                  10,528
   Expenses paid indirectly                                                               (2)
                                                                                    --------
      Net expenses                                                                    10,526
                                                                                    --------
NET INVESTMENT INCOME                                                                 13,608
                                                                                    --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain on:
      Investments: (net of foreign taxes withheld of $17)
         Unaffiliated transactions                                                   102,459
         Affiliated transactions (Note 8)                                              4,206
      Foreign currency transactions                                                      351
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                     43,231
      Foreign currency translations                                                      (43)
                                                                                    --------
         Net realized and unrealized gain                                            150,204
                                                                                    --------
   Increase in net assets resulting from operations                                 $163,812
                                                                                    ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

74

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CORNERSTONE STRATEGY FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2006 (UNAUDITED),
AND YEAR ENDED MAY 31, 2006


FROM OPERATIONS                                                  11/30/2006          5/31/2006
                                                                  -----------------------------
   Net investment income                                          $   13,608         $   33,090
   Net realized gain on investments                                  106,665            181,470
   Net realized gain (loss) on foreign currency transactions             351               (181)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                     43,231            (80,363)
      Foreign currency translations                                      (43)                78
                                                                  -----------------------------
      Increase in net assets resulting from operations               163,812            134,094
                                                                  -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                   -            (14,156)
   Net realized gains                                                      -           (119,993)
                                                                  -----------------------------
      Distributions to shareholders                                        -           (134,149)
                                                                  -----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                         126,769            237,362
   Reinvested dividends                                                    -            131,463
   Cost of shares redeemed                                          (110,548)          (200,027)
                                                                  -----------------------------
      Increase in net assets from capital
         share transactions                                           16,221            168,798
                                                                  -----------------------------
   Net increase in net assets                                        180,033            168,743

NET ASSETS
   Beginning of period                                             1,712,123          1,543,380
                                                                  -----------------------------
   End of period                                                  $1,892,156         $1,712,123
                                                                  =============================
Accumulated undistributed net investment income:
   End of period                                                  $   34,814         $   21,206
                                                                  =============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                         4,658              8,801
   Shares issued for dividends reinvested                                  -              5,036
   Shares redeemed                                                    (4,072)            (7,413)
                                                                  -----------------------------
      Increase in shares outstanding                                     586              6,424
                                                                  =============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Cornerstone Strategy Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to achieve a positive, inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving the purchasing power of shareholders' capital.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases,

76

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                 events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

              4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              5. Repurchase agreements are valued at cost, which approximates market value.

              6. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                 in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              7. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially

78

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

              all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

              in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place

80

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

              a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of November 30, 2006, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $3,500,000, all of which were when-issued securities.

           G. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended November 30, 2006, custodian and other bank credits reduced the Fund's expenses by $2,000. For the six-month period ended November 30, 2006, the Fund did not incur any brokerage commission recapture credits.

           H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

              have not yet occurred. However, the Trust expects the risk of loss to be remote.

           I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended November 30, 2006, the Fund paid CAPCO facility fees of $2,000, which represents 4.9% of the total fees paid to CAPCO by the USAA funds.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2007, in accordance with applicable tax law.

82

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2006, were $1,210,125,000 and $1,205,588,000, respectively.

         As of November 30, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2006, were $183,522,000 and $13,370,000, respectively, resulting in net unrealized appreciation of $170,152,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transactions. MetWest receives no other fees from the Fund for its services as

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

         securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of MetWest, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended November 30, 2006, the Fund received securities-lending income of $263,000, which is net of the 20% income retained by MetWest. As of November 30, 2006, the Fund loaned securities having a fair market value of approximately $49,633,000, which excluded $990,000 of securities on loan that were sold prior to November 30, 2006. The Fund received cash collateral of $52,354,000 for the loans, which was invested in short-term investments, as noted in the Fund's portfolio of investments.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is also authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each

84

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

              subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Global Flexible Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Global Flexible Portfolio Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS
----------------------------------------------------------------------------
+/- 1.00% to 4.00%                   +/- 0.04%
+/- 4.01% to 7.00%                   +/- 0.05%
+/- 7.01% and greater                +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Global Flexible Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended November 30, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $6,330,000, which is net of a performance adjustment of $(301,000) that decreased the base management fee of 0.75% by 0.03%.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into investment subadvisory agreements with MFS Investment Management (MFSIM), Batterymarch Financial Management, Inc. (Batterymarch), and effective October 2, 2006, with Credit Suisse Asset Management, LLC (Credit Suisse), under which MFSIM directs the investment and reinvestment of a portion of the Fund's assets invested in international stocks (as allocated from time to time by the Manager), Batterymarch directs the investment and reinvestment of a portion of the Fund's assets invested in U.S. and international stocks (as allocated from time to time by the Manager), and Credit Suisse directs the investment and reinvestment of a portion of the Fund's assets invested in U.S. stocks (as allocated from time to time by the Manager).

              Effective also on October 2, 2006, the Manager terminated its investment subadvisory agreement with Wellington Management Company, LLP (Wellington Management), under which Wellington Management had directed the investment and reinvestment of a portion of the Fund's assets invested in U.S. stocks (as allocated from time to time by the Manager).

              The Manager (not the Fund) pays MFSIM a subadvisory fee in the annual amount of 0.29% of the portion of the Fund's average

86

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

              net assets that MFSIM manages. For the six-month period ended November 30, 2006, the Manager incurred subadvisory fees, paid or payable to MFSIM, of $451,000.

              The Manager (not the Fund) pays Batterymarch a subadvisory fee based on the aggregate average net assets that Batterymarch manages in the USAA Cornerstone Strategy Fund, the USAA World Growth Fund, and the USAA Capital Growth Fund combined, in an annual amount of 0.25% on the first $250 million of assets; 0.21% on assets over $250 million and up to $500 million; and 0.17% on assets over $500 million. For the six-month period ended November 30, 2006, the Manager incurred subadvisory fees for the Fund, paid or payable to Batterymarch, of $474,000.

              The Manager (not the Fund) pays Credit Suisse a subadvisory fee in the annual amount of 0.15% of the portion of the Fund's average net assets that Credit Suisse manages. For the six-month period ended November 30, 2006, the Manager incurred subadvisory fees, paid or payable to Credit Suisse, of $71,000.

              Prior to October 2, 2006, the Manager (not the Fund) paid Wellington Management a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average net assets that Wellington Management managed. Wellington Management had agreed to waive all fees in excess of 0.18% through June 30, 2006, after which date the waiver was terminated. For the six-month period ended November 30, 2006, the Manager incurred subadvisory fees, paid to Wellington Management, of $196,000.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2006,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

              the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,326,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended November 30, 2006, the Fund reimbursed the Manager $19,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.19% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended November 30, 2006, the Fund did not incur any reimbursable expenses.

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,948,000.

           F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

88

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended November 30, 2006, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                                   NET REALIZED
                                                                      COST TO        GAIN TO
           SELLER                          PURCHASER                 PURCHASER        SELLER
-----------------------------------------------------------------------------------------------
USAA Cornerstone Strategy Fund    USAA Balanced Strategy Fund       $16,609,000     $3,576,000
USAA Cornerstone Strategy Fund    USAA First Start Growth Fund        5,327,000        630,000
USAA Balanced Strategy Fund       USAA Cornerstone Strategy Fund     19,087,000        896,000
USAA First Start Growth Fund      USAA Cornerstone Strategy Fund      7,947,000      1,035,000

(9) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

              recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. At this time, the Manager has not determined the effect, if any, that the adoption of FIN 48 will have on the Fund's financial statements.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2006, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

90

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                    PERIOD ENDED
                                    NOVEMBER 30,                               YEAR ENDED MAY 31,
                                    ---------------------------------------------------------------------------------------
                                          2006            2006           2005            2004           2003           2002
                                    ---------------------------------------------------------------------------------------
Net asset value at
   beginning of period              $    26.50      $    26.53     $    25.80      $    22.22     $    23.57     $    25.26
                                    ---------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                   .21             .56            .30(a)          .22            .27            .39(e)
   Net realized and unrealized
      gain (loss)                         2.32            1.68           2.13(a)         3.57           (.93)         (1.16)(e)
                                    ---------------------------------------------------------------------------------------
Total from investment operations          2.53            2.24           2.43(a)         3.79           (.66)          (.77)
                                    ---------------------------------------------------------------------------------------
Less distributions:
   From net investment income                -            (.22)          (.45)           (.21)          (.26)          (.57)
   From realized capital gains               -           (2.05)         (1.25)              -           (.43)          (.35)
                                    ---------------------------------------------------------------------------------------
Total distributions                          -           (2.27)         (1.70)           (.21)          (.69)          (.92)
                                    ---------------------------------------------------------------------------------------
Net asset value at end of period    $    29.03      $    26.50     $    26.53      $    25.80     $    22.22     $    23.57
                                    =======================================================================================
Total return (%)*                         9.55            8.67           9.42           17.08          (2.59)         (2.96)
Net assets at end of period (000)   $1,892,156      $1,712,123     $1,543,380      $1,350,044     $1,132,544     $1,197,131
Ratio of expenses to average
   net assets (%)**(c),(d)                1.19(b)         1.17           1.18            1.19           1.19           1.16
Ratio of expenses to average net
   assets, excluding
   reimbursements (%)**(c)                1.19(b)         1.17           1.18            1.20           1.27           1.17
Ratio of net investment income to
   average net assets (%)**               1.54(b)         2.01           1.15             .81           1.34           1.69(e)
Portfolio turnover (%)                   69.18          150.51          64.88           90.94         131.07          30.52

 * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
** For the six-month period ended November 30,
   2006, average net assets were $1,764,742,000.
(a) Calculated using average
shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                          (.00%)(+)       (.01%)         (.02%)          (.02%)         (.01%)         (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(d) Effective April 26, 2002, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.19% of the Fund's average net assets.
(e) In 2001, a change in amortization method was made as required by an accounting pronouncement. Without that change, these amounts would have been:

         Net investment income                                         $ .39
         Net realized and unrealized loss                             $(1.16)
         Ratio of net investment income to average net assets           1.70%

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2006, through November 30, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

92

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

         ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                EXPENSES PAID
                             BEGINNING          ENDING          DURING PERIOD*
                           ACCOUNT VALUE     ACCOUNT VALUE       JUNE 1, 2006 -
                           JUNE 1, 2006    NOVEMBER 30, 2006   NOVEMBER 30, 2006
                          ------------------------------------------------------
Actual                       $1,000.00         $1,095.50            $6.25

Hypothetical
  (5% return before
  expenses)                   1,000.00          1,019.10             6.02

         *Expenses are equal to the Fund's annualized expense ratio of 1.19%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 9.55% for the six-month period of June 1, 2006, through November 30, 2006.

 S U B A D V I S O R Y
======================----------------------------------------------------------
                       AGREEMENT

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

         At a meeting of the USAA Board of Trustees held on September 13, 2006, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the adoption of the Investment Subadvisory Agreement with Credit Suisse Asset Management, LLC (Credit Suisse). In advance of the meeting, the Board received and considered a variety of information relating to the Investment Subadvisory Agreement and Credit Suisse, and was given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) the qualifications of the individuals at Credit Suisse responsible for these investment activities; (ii) the fees to be paid to Credit Suisse; and (iii) the complementary nature of the investment strategies of Credit Suisse with the existing subadvisers. Prior to voting, the Independent Trustees reviewed the proposed Investment Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed Investment Subadvisory Agreement. The Independent Trustees also reviewed the proposed Investment Subadvisory Agreement in private sessions with their counsel at which no representatives of management were present. In approving the Fund's Investment Subadvisory Agreement with Credit Suisse, the Board considered various factors, among them: (i) the nature, extent, and quality of services to be provided to the Fund by Credit Suisse, including the personnel who will be providing services; (ii) Credit Suisse's compensation and any other benefits that will be derived from the subadvisory relationship by Credit Suisse; (iii) comparisons, to the extent available, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Investment Subadvisory Agreement. The Board's analysis of these factors is set forth below.

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Investment Subadvisory Agreement with Credit Suisse. In approving the Investment Subadvisory

94

 S U B A D V I S O R Y
======================----------------------------------------------------------
                       AGREEMENT
                       (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

         Agreement, the Board did not identify any single factor as controlling, and each Independent Board Member attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Board considered information provided to it regarding the services to be provided by Credit Suisse. The Board considered Credit Suisse's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Fund and Credit Suisse's level of staffing. The Board noted that the materials provided to it indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Board also noted Credit Suisse's brokerage practices. The Board also considered Credit Suisse's regulatory and compliance history. The Board noted that the Manager's monitoring processes of Credit Suisse would include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to Credit Suisse.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of Credit Suisse. In considering the cost of services to be provided by Credit Suisse and the profitability to Credit Suisse of its relationship with the Fund, the Board noted that the fees under the Investment Subadvisory Agreement would be paid by the Manager. The Board also relied on the ability of the Manager to negotiate the Investment Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by Credit Suisse, Credit Suisse's anticipated profitability with respect to the Fund, and the potential economies of

 S U B A D V I S O R Y
======================----------------------------------------------------------
                       AGREEMENT
                       (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

         scale in Credit Suisse's management of the Fund, to the extent available. However, this information was less significant to the Board's consideration of the Investment Subadvisory Agreement than the other factors considered.

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager will pay a subadvisory fee to Credit Suisse. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of Credit Suisse. The Board also noted Credit Suisse's long-term performance record for other accounts.

         CONCLUSION. The Board reached the following conclusions regarding the Investment Subadvisory Agreement, among others: (i) Credit Suisse is qualified to manage a portion of the Fund's assets in accordance with its investment objectives and policies; (ii) Credit Suisse maintains an appropriate compliance program; (iii) Credit Suisse's performance in managing other accounts is reasonable; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and Credit Suisse. Based on its conclusions, the Board determined that approval of the Investment Subadvisory Agreement with Credit Suisse would be in the interests of the Fund and its shareholders.

96

 N O T E S
==========----------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:00 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                               Recycled
                                                                 Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------
   Receive this document and others electronically. Sign up at USAA.COM, enter keyword LESSMAIL.

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

27800-0107                                   (C)2007, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2006

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    01-29-2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    01-30-2007
         ------------------------------


By:*     DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    01-29-2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.